UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	12/31/2011

Item 1. Schedule of Investments

Prudential Investment Portfolios, Inc.

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	336,360	$ 5,933,389
Prudential Government Income Fund, Inc. (Class Z)	1,521,310	15,213,101
Prudential High Yield Fund, Inc. (Class Q)	903,713	4,861,975
Prudential International Equity Fund (Class Z)	1,717,905	9,242,328
Prudential Jennison 20/20 Focus Fund (Class Q)*	233,966	3,614,769
Prudential Jennison Equity Opportunity Fund (Class Z)	181,367	2,528,250
Prudential Jennison Growth Fund (Class Z)*	133,911	2,520,202
Prudential Jennison Market Neutral Fund (Class Z)*	373,950	3,586,177
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	84,308	2,427,216
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	44,948	2,144,932
Prudential Jennison Small Company Fund, Inc. (Class Q)	88,625	1,819,475
Prudential Jennison Value Fund (Class Q)	440,291	6,062,802
Prudential Large-Cap Core Equity Fund (Class Z)	562,456	6,277,010
Prudential Mid-Cap Value Fund (Class Q)	175,041	2,426,063
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	2,938,011	33,405,183
Prudential Small Cap Value Fund (Class Z)	135,800	1,808,855
Prudential Total Return Bond Fund, Inc. (Class Q)	1,123,052	15,689,033

TOTAL LONG-TERM INVESTMENTS (cost $104,452,132)		119,560,760

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,300,191)	1,300,191	1,300,191

TOTAL INVESTMENTS(a) — 100.2% (cost $105,752,323)(b)		120,860,951
Liabilities in excess of other assets — (0.2)%		(239,019)

NET ASSETS — 100.0%		$120,621,932

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$110,441,426	$10,737,803	$(318,278)	$10,419,525

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$119,560,760	$—	$—
Affiliated Money Market Mutual Fund	1,300,191	—	—

Total	$120,860,951	$—	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	387,765	$ 6,840,181
Prudential Government Income Fund, Inc. (Class Z)	1,360,393	13,603,926
Prudential High Yield Fund, Inc. (Class Q)	792,084	4,261,410
Prudential International Equity Fund (Class Z)	3,243,322	17,449,074
Prudential Jennison 20/20 Focus Fund (Class Q)*	450,951	6,967,199
Prudential Jennison Equity Opportunity Fund (Class Z)	411,367	5,734,453
Prudential Jennison Growth Fund (Class Z)*	229,429	4,317,849
Prudential Jennison Market Neutral Fund (Class Z)*	580,278	5,564,867
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	193,788	5,579,167
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	82,027	3,914,339
Prudential Jennison Small Company Fund, Inc. (Class Q)	203,643	4,180,782
Prudential Jennison Value Fund (Class Q)	812,002	11,181,262
Prudential Large-Cap Core Equity Fund (Class Z)	1,025,744	11,447,301
Prudential Mid-Cap Value Fund (Class Q)	402,375	5,576,916
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	1,440,681	16,380,548
Prudential Small-Cap Value Fund (Class Z)	313,920	4,181,410
Prudential Total Return Bond Fund, Inc. (Class Q)	800,823	11,187,501

TOTAL LONG-TERM INVESTMENTS (cost $116,569,009)		138,368,185

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,329,968)	1,329,968	1,329,968

TOTAL INVESTMENTS(a) — 100.2% (cost $117,898,977)(b)		139,698,153
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(246,363)

NET ASSETS — 100.0%		$139,451,790

*	Non-incoming producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$126,184,885	$14,181,949	$(668,681)	$13,513,268

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$138,368,185	$—	$—
Affiliated Money Market Mutual Fund	1,329,968	—	—

Total	$139,698,153	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	200,424	$ 3,535,477
Prudential International Equity Fund (Class Z)	2,449,815	13,180,006
Prudential Jennison 20/20 Focus Fund (Class Q)*	279,313	4,315,388
Prudential Jennison Equity Opportunity Fund (Class Z)	366,417	5,107,859
Prudential Jennison Growth Fund (Class Z)*	156,001	2,935,936
Prudential Jennison Market Neutral Fund (Class Z)*	376,160	3,607,377
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	124,815	3,593,437
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	57,232	2,731,110
Prudential Jennison Small Company Fund, Inc. (Class Q)	157,320	3,229,780
Prudential Jennison Value Fund (Class Q)	574,499	7,910,847
Prudential Large-Cap Core Equity Fund (Class Z)	720,249	8,037,983
Prudential Mid-Cap Value Fund (Class Q)	309,708	4,292,554
Prudential Small Cap Value Fund (Class Z)	241,110	3,211,589
Prudential Total Return Bond Fund, Inc. (Class Q)	396,082	5,533,265

TOTAL LONG-TERM INVESTMENTS (cost $61,977,641)		71,222,608

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $830,271)	830,271	830,271

TOTAL INVESTMENTS(a) — 100.3% (cost $62,807,912)(b)		72,052,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(223,336)

NET ASSETS — 100.0%		$71,829,543

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$66,956,258	$5,582,334	$(485,713)	$5,096,621

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$71,222,608	$—	$—
Affiliated Money Market Mutual Fund	830,271	—	—

Total	$72,052,879	$—	$—

Prudential Investment Portfolios, Inc.

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 5.0%
410,180	Boeing Co. (The)	$ 30,086,703
278,399	Precision Castparts Corp.	45,877,371
248,635	United Technologies Corp.	18,172,732

		94,136,806

Auto Components — 1.0%
294,811	BorgWarner, Inc.*(a)	18,791,253

Automobiles — 1.6%
168,104	Bayerische Motoren Werke AG (Germany)	11,261,325
496,481	Harley-Davidson, Inc.	19,298,217

		30,559,542

Biotechnology — 3.5%
238,368	Alexion Pharmaceuticals, Inc.*	17,043,312
531,992	Celgene Corp.*	35,962,659
385,434	Vertex Pharmaceuticals, Inc.*	12,800,263

		65,806,234

Capital Markets — 0.9%
183,031	Goldman Sachs Group, Inc. (The)	16,551,493

Chemicals — 2.8%
252,832	E.I. du Pont de Nemours & Co.(a)	11,574,649
580,547	Monsanto Co.	40,678,928

		52,253,577

Communications Equipment — 2.3%
325,760	Juniper Networks, Inc.*	6,648,762
654,785	QUALCOMM, Inc.	35,816,739

		42,465,501

Computers & Peripherals — 8.9%
277,288	Apple, Inc.*	112,301,640
1,567,336	EMC Corp.*(a)	33,760,417
561,551	NetApp, Inc.*(a)	20,367,455

		166,429,512

Consumer Finance — 1.8%
707,076	American Express Co.	33,352,775

Electrical Equipment — 0.3%
56,593	Roper Industries, Inc.	4,916,234

Energy Equipment & Services — 2.9%
313,957	National Oilwell Varco, Inc.	21,345,937
469,388	Schlumberger Ltd.	32,063,894

		53,409,831

Food & Staples Retailing — 3.4%
434,247	Costco Wholesale Corp.	36,181,460
403,145	Whole Foods Market, Inc.(a)	28,050,829

		64,232,289

Food Products — 1.2%
320,342	Mead Johnson Nutrition Co.	22,017,106

Healthcare Providers & Services — 0.9%
378,477	Express Scripts, Inc.*(a)	16,914,137

Hotels, Restaurants & Leisure — 6.1%
75,485	Chipotle Mexican Grill, Inc.*(a)	25,494,304
369,632	Dunkin’ Brands Group, Inc.*(a)	9,233,407
334,551	McDonald’s Corp.	33,565,502
1,011,804	Starbucks Corp.	46,553,102

		114,846,315

Internet & Catalog Retail — 4.7%
383,386	Amazon.com, Inc.*	66,364,116
47,418	Priceline.com, Inc.*	22,177,873

		88,541,989

Internet Software & Services — 5.9%
281,393	Baidu, Inc. (China), ADR*	32,773,843
87,793	Google, Inc. (Class A Stock)*	56,705,499
152,541	Linkedin Corp. (Class A Stock)*(a)	9,611,608
531,734	Tencent Holdings Ltd. (China)	10,687,260
91,019	Youku.Com, Inc. (China), ADR*(a)	1,426,268

		111,204,478

IT Services — 7.1%
214,275	Cognizant Technology Solutions Corp. (Class A Stock)*	13,780,025
244,741	International Business Machines Corp.	45,002,975
145,364	MasterCard, Inc. (Class A Stock)	54,194,607
186,945	Visa, Inc. (Class A Stock)	18,980,526

		131,958,133

Life Sciences Tools & Services — 1.7%
612,033	Agilent Technologies, Inc.*	21,378,312
316,689	Illumina, Inc.*(a)	9,652,681

		31,030,993

Media — 1.0%
512,354	Walt Disney Co. (The)	19,213,275

Oil, Gas & Consumable Fuels — 4.4%
296,091	Anadarko Petroleum Corp.	22,600,626
210,082	Concho Resources, Inc.*	19,695,188
191,732	EOG Resources, Inc.	18,887,519
219,805	Occidental Petroleum Corp.	20,595,728

		81,779,061

Personal Products — 1.7%
280,784	Estee Lauder Cos., Inc. (The) (Class A Stock)	31,537,659

Pharmaceuticals — 8.2%
378,893	Allergan, Inc.	33,244,072
647,333	Bristol-Myers Squibb Co.	22,812,015
322,408	Johnson & Johnson	21,143,517
278,824	Novo Nordisk A/S (Denmark), ADR	32,137,254
418,709	Shire PLC (Ireland), ADR	43,503,865

		152,840,723

Road & Rail — 1.5%
267,670	Union Pacific Corp.	28,356,960

Semiconductors & Semiconductor Equipment — 2.2%
313,907	Altera Corp.	11,645,950
352,641	ARM Holdings PLC (United Kingdom), ADR(a)	9,757,576
458,796	Avago Technologies Ltd.	13,240,853
248,892	Broadcom Corp. (Class A Stock)	7,307,469

		41,951,848

Software — 5.9%
1,241,751	Oracle Corp.	31,850,913
419,748	Red Hat, Inc.*	17,331,395
324,311	Salesforce.com, Inc.*(a)	32,904,594
350,968	VMware, Inc. (Class A Stock)*	29,197,028

		111,283,930

Specialty Retail — 2.9%
332,512	Bed Bath & Beyond, Inc.*	19,275,721
157,637	Inditex SA (Spain)	12,910,463
361,207	Lowe’s Cos., Inc.	9,167,434
206,879	Tiffany & Co.	13,707,802

		55,061,420

Textiles, Apparel & Luxury Goods — 6.7%
847,905	Burberry Group PLC (United Kingdom)	15,603,917
310,479	Coach, Inc.	18,951,638
367,844	Lululemon Athletica, Inc.*(a)	17,163,601
36,667	LVMH Moet Hennessy Louis Vuitton SA (France)	5,191,704
394,824	NIKE, Inc. (Class B Stock)	38,049,189
216,861	Ralph Lauren Corp.	29,944,167

		124,904,216

Wireless Telecommunication Services — 2.0%
620,542	American Tower Corp. (Class A Stock)	37,238,726

	TOTAL LONG-TERM INVESTMENTS (cost $1,343,834,508)	1,843,586,016

SHORT-TERM INVESTMENT — 12.5%
Affiliated Money Market Mutual Fund
233,347,200	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $233,347,200; includes $184,441,295 of cash collateral received for securities on loan)(b)(c)	233,347,200

	TOTAL INVESTMENTS — 111.0% (cost $1,577,181,708)	2,076,933,216
	LIABILITIES IN EXCESS OF OTHER ASSETS — (11.0%)	(205,748,489)

	NET ASSETS — 100.0%	$1,871,184,727

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,273,308; cash collateral of $184,441,295 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,584,267,978	$529,677,775	$(37,012,537)	$492,665,238

The differences between book and tax basis are primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,843,586,016	$—	$—
Affiliated Money Market Mutual Fund	233,347,200	—	—

Total	$2,076,933,216	$—	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 3.5%
77,942	Boeing Co. (The)	$ 5,717,045
317,115	Exelis, Inc.	2,869,891
45,374	Teledyne Technologies, Inc.*	2,488,764

		11,075,700

Airlines — 0.9%
360,754	Delta Air Lines, Inc.*	2,918,500

Auto Components — 1.5%
122,064	Lear Corp.	4,858,147

Automobiles — 1.2%
59,111	Toyota Motor Corp. (Japan), ADR	3,909,010

Biotechnology — 3.5%
264,586	Amarin Corp. PLC (Ireland), ADR*(a)	1,981,749
86,854	Celgene Corp.*	5,871,330
98,090	Vertex Pharmaceuticals, Inc.*	3,257,569

		11,110,648

Capital Markets — 5.5%
357,977	Charles Schwab Corp. (The)(a)	4,030,821
121,260	Evercore Partners, Inc. (Class A Stock)	3,227,941
42,989	Goldman Sachs Group, Inc. (The)	3,887,495
107,768	Lazard Ltd. (Class A Stock)	2,813,823
229,654	Morgan Stanley	3,474,665

		17,434,745

Chemicals — 2.9%
83,785	Monsanto Co.	5,870,815
38,855	PPG Industries, Inc.	3,244,004

		9,114,819

Commercial Banks — 1.3%
153,835	Wells Fargo & Co.	4,239,693

Communications Equipment — 1.1%
164,643	Juniper Networks, Inc.*	3,360,364

Computers & Peripherals — 1.9%
208,785	Dell, Inc.*	3,054,524
134,846	EMC Corp.*	2,904,583

		5,959,107

Diversified Financial Services — 3.4%
115,407	Citigroup, Inc.	3,036,358
125,118	JPMorgan Chase & Co.	4,160,173
106,748	Moody’s Corp.(a)	3,595,273

		10,791,804

Diversified Telecommunication Services — 1.3%
184,694	Vivendi SA (France)	4,044,551

Electric Utilities — 1.6%
117,181	Exelon Corp.	5,082,140

Electronic Equipment & Instruments — 0.6%
317,641	Flextronics International Ltd.*	1,797,848

Energy Equipment & Services — 5.4%
123,852	Cameron International Corp.*	6,092,280
68,181	National Oilwell Varco, Inc.	4,635,626
95,010	Schlumberger Ltd.	6,490,133

		17,218,039

Food & Staples Retailing — 3.4%
133,515	CVS Caremark Corp.	5,444,742
89,023	Wal-Mart Stores, Inc.	5,320,014

		10,764,756

Food Products — 4.7%
75,849	Bunge Ltd.	4,338,563
174,712	Kraft Foods, Inc. (Class A Stock)	6,527,240
199,834	Tyson Foods, Inc. (Class A Stock)	4,124,574

		14,990,377

Healthcare Equipment & Supplies — 1.6%
295,748	Hologic, Inc.*	5,178,548

Healthcare Providers & Services — 1.4%
74,786	Quest Diagnostics, Inc.	4,342,075

Hotels, Restaurants & Leisure — 5.8%
118,668	Accor SA (France)	3,007,976
376,612	International Game Technology	6,477,726
531,820	Pinnacle Entertainment, Inc.*	5,403,291
625,693	Wendy’s Co. (The)	3,353,715

		18,242,708

Household Durables — 1.3%
263,334	Ryland Group, Inc. (The)(a)	4,150,144

Independent Power Producers & Energy Traders — 1.6%
307,168	Calpine Corp.*	5,016,053

Insurance — 4.3%
114,472	Axis Capital Holdings Ltd.	3,658,525
146,090	MetLife, Inc.	4,555,086
308,773	Symetra Financial Corp.	2,800,571
44,963	Travelers Cos., Inc. (The)	2,660,461

		13,674,643

Internet & Catalog Retail — 1.2%
69,560	Expedia, Inc.(a)	2,018,631
69,560	Tripadvisor, Inc.*(a)	1,753,608

		3,772,239

Internet Software & Services — 1.9%
9,313	Google, Inc. (Class A Stock)*	6,015,267

IT Services — 1.4%
12,254	MasterCard, Inc. (Class A Stock)	4,568,536

Life Sciences Tools & Services — 1.0%
67,776	Thermo Fisher Scientific, Inc.*	3,047,887

Machinery — 2.3%
59,979	Dover Corp.	3,481,781
148,959	Xylem, Inc.	3,826,757

		7,308,538

Media — 8.2%
347,814	Comcast Corp. (Class A Stock)	8,194,498
83,642	Liberty Global, Inc. (Series C Stock)*	3,305,532
378,610	News Corp. (Class A Stock)	6,754,402
118,545	Thomson Reuters Corp.	3,161,595
100,292	Viacom, Inc. (Class B Stock)	4,554,260

		25,970,287

Metals & Mining — 0.9%
66,579	Goldcorp, Inc.	2,946,121

Oil, Gas & Consumable Fuels — 6.5%
167,421	Arch Coal, Inc.	2,429,279
181,635	Cobalt International Energy, Inc.*(a)	2,818,975
140,635	Consol Energy, Inc.	5,161,305
112,153	Kosmos Energy Ltd.*	1,374,996
30,536	Occidental Petroleum Corp.	2,861,223
86,744	Southwestern Energy Co.*	2,770,603
114,859	Suncor Energy, Inc.	3,311,385

		20,727,766

Pharmaceuticals — 3.1%
166,422	Impax Laboratories, Inc.*	3,356,732
298,210	Pfizer, Inc.	6,453,264

		9,809,996

Professional Services — 1.1%
95,026	Manpower, Inc.	3,397,180

Road & Rail — 1.2%
181,074	CSX Corp.	3,813,418

Semiconductors & Semiconductor Equipment — 2.0%
197,727	Xilinx, Inc.	6,339,128

Software — 5.6%
377,218	Activision Blizzard, Inc.(a)	4,647,326
196,737	Microsoft Corp.	5,107,293
164,579	Oracle Corp.	4,221,451
243,477	Symantec Corp.*	3,810,415

		17,786,485

Specialty Retail — 1.8%
242,658	GameStop Corp. (Class A Stock)*(a)	5,855,338

	Total long-term investments (cost $296,005,461)	310,632,605

SHORT-TERM INVESTMENT — 10.4%
Affiliated Money Market Mutual Fund
32,989,006	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $32,989,006; includes $26,167,841 of cash collateral received for securities on loan)(b)(c)	32,989,006

	Total Investments — 108.3% (cost $328,994,467)(d)	343,621,611
	Liabilities in excess of other assets — (8.3%)	(26,411,706)

	Net Assets — 100.0%	$317,209,905

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,204,770; cash collateral of $26,167,841 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment

Portfolios 2 — Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$330,834,614	$33,604,473	$(20,817,476)	$12,786,997

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and other book-to-tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$310,632,605	$—	$—
Affiliated Money Market Mutual Fund	32,989,006	—	—

Total	$343,621,611	$—	$—

Prudential Asset Allocation Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 58.6%
Aerospace & Defense — 1.1%
2,300	Alliant Techsystems, Inc.	$ 131,468
4,856	BAE Systems PLC (United Kingdom)	21,500
800	Ceradyne, Inc.*	21,424
1,537	Cobham PLC (United Kingdom)	4,378
700	Cubic Corp.	30,513
3,100	Curtiss-Wright Corp.	109,523
30	Elbit Systems Ltd. (Israel)	1,232
577	European Aeronautic Defence and Space Co. NV (France)	18,035
10,600	Exelis, Inc.	95,930
561	Finmeccanica SpA (Italy)	2,075
17,500	General Dynamics Corp.	1,162,175
1,743	Heico Corp.	101,931
400	L-3 Communications Holdings, Inc.	26,672
1,600	LMI Aerospace, Inc.*	28,080
690	Meggitt PLC (United Kingdom)	3,780
12,300	Northrop Grumman Corp.	719,304
2,638	Rolls-Royce Holdings PLC (United Kingdom)	30,582
237	Safran SA (France)	7,118
2,000	Singapore Technologies Engineering Ltd. (Singapore)	4,148
1,800	Teledyne Technologies, Inc.*	98,730
146	Thales SA (France)	4,611
13,200	United Technologies Corp.	964,788

		3,587,997

Air Freight & Logistics — 0.3%
400	Atlas Air Worldwide Holdings, Inc.*	15,372
1,231	Deutsche Post AG (Germany)	18,927
539	TNT Express NV (Netherlands)	4,028
947	Toll Holdings Ltd. (Australia)	4,088
14,200	United Parcel Service, Inc. (Class B Stock)	1,039,298
600	Yamato Holdings Co. Ltd. (Japan)	10,110

		1,091,823

Airlines — 0.1%
2,000	Alaska Air Group, Inc.*	150,180
1,000	All Nippon Airways Co. Ltd. (Japan)(a)	2,793
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	3,430
314	Deutsche Lufthansa AG (Germany)	3,733
2,100	Hawaiian Holdings, Inc.*	12,180
1,400	International Consolidated Airlines Group SA (United Kingdom)*	3,153
1,762	Qantas Airways Ltd. (Australia)*	2,631
1,000	Singapore Airlines Ltd. (Singapore)	7,833

		185,933

Auto Components — 0.1%
250	Aisin Seiki Co. Ltd. (Japan)	7,126
900	Bridgestone Corp. (Japan)	20,404
259	Cie Generale des Etablissements Michelin (France) (Class B Stock)	15,311
116	Continental AG (Germany)*	7,221
700	Denso Corp. (Japan)	19,335
3,100	Exide Technologies*	8,153
9,000	Federal-Mogul Corp.*	132,750
2,173	GKN PLC (United Kingdom)	6,175
1,400	Lear Corp.	55,720
1,100	Modine Manufacturing Co.*	10,406
300	NHK Spring Co. Ltd. (Japan)	2,658
100	NOK Corp. (Japan)	1,719
149	Nokian Renkaat OYJ (Finland)	4,798
333	Pirelli & C. SpA (Italy)	2,803
200	Stanley Electric Co. Ltd. (Japan)	2,939
300	Sumitomo Rubber Industries Ltd. (Japan)	3,601
700	Tower International, Inc.*	7,518
100	Toyoda Gosei Co. Ltd. (Japan)	1,594
250	Toyota Industries Corp. (Japan)	6,805
6,000	TRW Automotive Holdings Corp.*	195,600

		512,636

Automobiles — 0.6%
467	Bayerische Motoren Werke AG (Germany)	31,284
1,290	Daimler AG (Germany)	56,632
1,073	Fiat SpA (Italy)	4,930
65,000	Ford Motor Co.*(a)	699,400
1,000	Fuji Heavy Industries Ltd. (Japan)	6,041
33,000	General Motors Co.*(a)	668,910
2,300	Honda Motor Co. Ltd. (Japan)	70,162
2,000	Isuzu Motors Ltd. (Japan)	9,250
2,000	Mazda Motor Corp. (Japan)	3,534
6,000	Mitsubishi Motors Corp. (Japan)*	7,093
3,500	Nissan Motor Co. Ltd. (Japan)	31,467
218	Peugeot SA (France)	3,417
265	Renault SA (France)	9,192
500	Suzuki Motor Corp. (Japan)	10,342
3,800	Toyota Motor Corp. (Japan)	126,634
39	Volkswagen AG (Germany)	5,232
400	Yamaha Motor Co. Ltd. (Japan)	5,062

		1,748,582

Beverages — 1.4%
1,136	Anheuser-Busch InBev NV (Belgium)	69,551
500	Asahi Group Holdings Ltd. (Japan)	10,978
160	Carlsberg A/S (Denmark) (Class B Stock)	11,283
816	Coca-Cola Amatil Ltd. (Australia)	9,606

1,100	Coca-Cola Bottling Co. Consolidated	64,405
19,120	Coca-Cola Co. (The)	1,337,826
25,200	Coca-Cola Enterprises, Inc.	649,656
254	Coca-Cola Hellenic Bottling Co. SA (Greece)	4,356
100	Coca-Cola West Holdings Co. Ltd. (Japan)	1,734
7,700	Constellation Brands, Inc. (Class A Stock)*	159,159
3,478	Diageo PLC (United Kingdom)	75,969
5,000	Dr Pepper Snapple Group, Inc.(a)	197,400
162	Heineken Holding NV (Netherlands)	6,630
373	Heineken NV (Netherlands)	17,268
1,000	Kirin Holdings Co. Ltd. (Japan)	12,161
1,100	MGP Ingredients, Inc.	5,544
21,400	Molson Coors Brewing Co. (Class B Stock)	931,756
2,400	National Beverage Corp.*	38,568
13,000	PepsiCo, Inc.	862,550
286	Pernod-Ricard SA (France)	26,525
1,326	SABMiller PLC (United Kingdom)	46,673

		4,539,598

Biotechnology — 0.8%
164	Actelion Ltd. (Switzerland)	5,631
900	Alexion Pharmaceuticals, Inc.*	64,350
1,200	Alnylam Pharmaceuticals, Inc.*	9,780
14,400	Amgen, Inc.	924,624
2,500	Biogen Idec, Inc.*	275,125
14,000	Celgene Corp.*	946,400
756	CSL Ltd. (Australia)	24,743
1,100	Cubist Pharmaceuticals, Inc.*	43,582
700	Dusa Pharmaceuticals, Inc.*	3,066
2,800	Emergent Biosolutions, Inc.*	47,152
202	Grifols SA (Spain)*	3,399
3,300	Halozyme Therapeutics, Inc.*	31,383
2,000	Inhibitex, Inc.*	21,880
2,700	InterMune, Inc.*	34,020
4,200	Neurocrine Biosciences, Inc.*	35,700
12,700	Opko Health, Inc.*	62,230
4,900	PDL BioPharma, Inc.	30,380
1,200	Pharmacyclics, Inc.*	17,784
1,000	Progenics Pharmaceuticals, Inc.*	8,540
6,300	SciClone Pharmaceuticals, Inc.*	27,027
2,100	Targacept, Inc.*	11,697
1,900	Theravance, Inc.*	41,990
300	Trius Therapeutics, Inc.*	2,145
500	Vanda Pharmaceuticals, Inc.*	2,380

		2,675,008

Building Products — 0.2%
700	A.O. Smith Corp.	28,084
1,000	Asahi Glass Co. Ltd. (Japan)	8,393
413	Assa Abloy AB (Sweden) (Class B Stock)	10,358
564	CIE de Saint-Gobain (France)	21,654
300	Daikin Industries Ltd. (Japan)	8,216
58	Geberit AG (Switzerland)	11,176
4,100	Gibraltar Industries, Inc.*	57,236
400	JS Group Corp. (Japan)	7,665
4,500	Lennox International, Inc.	151,875
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	1,871
6,300	Owens Corning*	180,936
500	Toto Ltd. (Japan)	3,859

		491,323

Capital Markets — 1.3%
1,300	3i Group PLC (United Kingdom)	3,654
1,000	Artio Global Investors, Inc. (Class A Stock)	4,880
53,700	Bank of New York Mellon Corp. (The)	1,069,167
600	BGC Partners, Inc. (Class A Stock)	3,564
1,605	Credit Suisse Group AG (Switzerland)	37,711
2,000	Daiwa Securities Group, Inc. (Japan)	6,236
1,324	Deutsche Bank AG (Germany)	50,439
333	GAM Holding AG (Switzerland)	3,616
800	GAMCO Investors, Inc. (Class A Stock)	34,792
15,415	Goldman Sachs Group, Inc. (The)	1,393,979
500	Golub Capital BDC, Inc.	7,750
648	ICAP PLC (United Kingdom)	3,491
800	INTL FCStone, Inc.*	18,856
630	Investec PLC (United Kingdom)	3,317
306	Julius Baer Group Ltd. (Switzerland)	11,969
4,800	Knight Capital Group, Inc. (Class A Stock)*	56,736
494	Macquarie Group Ltd. (Australia)	12,020
2,620	Man Group PLC (United Kingdom)	5,115
5,900	MCG Capital Corp.	23,541
725	Mediobanca SpA (Italy)	4,172
400	Medley Capital Corp.	4,160
73,400	Morgan Stanley	1,110,542
4,900	Nomura Holdings, Inc. (Japan)	14,833
6	Partners Group Holding AG (Switzerland)	1,047
4,500	PennantPark Investment Corp.	45,405
800	Piper Jaffray Cos.*	16,160
268	Ratos AB (Sweden) (Class B Stock)	3,145
34	SBI Holdings, Inc. (Japan)	2,491
151	Schroders PLC (United Kingdom)	3,081
1,100	Solar Capital Ltd.	24,299
5,132	UBS AG (Switzerland)*	61,084

		4,041,252

Chemicals — 1.3%
1,500	A. Schulman, Inc.	31,770
395	Air Liquide SA (France)	48,868
320	Akzo Nobel NV (Netherlands)	15,473
80	Arkema SA (France)	5,664
2,000	Asahi Kasei Corp. (Japan)	12,057
1,289	BASF SE (Germany)	89,904
5,800	Celanese Corp. (Class A Stock)	256,766
3,600	CF Industries Holdings, Inc.	521,928
500	Daicel Corp. (Japan)	3,047
500	Denki Kagaku Kogyo K.K. (Japan)	1,851
16,000	Eastman Chemical Co.	624,960
700	Ferro Corp.*	3,423
12	Givaudan SA (Switzerland)	11,434
100	Hitachi Chemical Co. Ltd. (Japan)	1,762
2,354	Incitec Pivot Ltd. (Australia)	7,488
400	Innophos Holdings, Inc.	19,424
649	Israel Chemicals Ltd. (Israel)	6,727
3	Israel Corp. Ltd. (The) (Israel)	1,874
307	Johnson Matthey PLC (United Kingdom)	8,753
200	JSR Corp. (Japan)	3,690
250	K+S AG (Germany)	11,299
500	Kaneka Corp. (Japan)	2,663
211	Koninklijke DSM NV (Netherlands)	9,790
1,900	Koppers Holdings, Inc.	65,284
6,200	Kronos Worldwide, Inc.	111,848
500	Kuraray Co. Ltd. (Japan)	7,113
121	Lanxess AG (Germany)	6,264
238	Linde AG (Germany)	35,408
2,500	LSB Industries, Inc.*	70,075
16,700	LyondellBasell Industries NV (Netherlands) (Class A Stock)	542,583
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	11,017
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	5,548
1,000	Mitsui Chemicals, Inc. (Japan)	3,053
20,100	Mosaic Co. (The)	1,013,643
200	Nitto Denko Corp. (Japan)	7,156
330	Novozymes A/S (Denmark) (Class B Stock)	10,187
475	Orica Ltd. (Australia)	11,776
7,700	PolyOne Corp.	88,935
3,100	Rockwood Holdings, Inc.*	122,047
600	Shin-Etsu Chemical Co. Ltd. (Japan)	29,544
2,000	Showa Denko K.K. (Japan)	4,054
3	Sika AG (Switzerland)	5,653
84	Solvay SA (Belgium)	6,921
500	Spartech Corp.*	2,365
2,000	Sumitomo Chemical Co. Ltd. (Japan)	7,302
135	Syngenta AG (Switzerland)	39,524
1,000	Teijin Ltd. (Japan)	3,079
2,000	Toray Industries, Inc. (Japan)	14,317
1,000	Tosoh Corp. (Japan)	2,676
500	TPC Group, Inc.*	11,665
1,500	UBE Industries Ltd. (Japan)	4,112

161	Umicore SA (Belgium)	6,641
25	Wacker Chemie AG (Germany)(a)	2,011
263	Yara International ASA (Norway)	10,554

		3,962,970

Commercial Banks — 2.6%
1,000	Aozora Bank Ltd. (Japan)	2,754
3,695	Australia & New Zealand Banking Group Ltd. (Australia)	77,588
907	Banca Carige SpA (Italy)	1,737
4,022	Banca Monte dei Paschi di Siena SpA (Italy)	1,311
700	BancFirst Corp.	26,278
6,185	Banco Bilbao Vizcaya Argentaria SA (Spain)	53,473
1,440	Banco de Sabadell SA (Spain)	5,468
798	Banco Espirito Santo SA (Portugal)	1,394
5,000	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	80,250
2,563	Banco Popolare SC (Italy)	3,317
1,397	Banco Popular Espanol SA (Spain)	6,364
11,965	Banco Santander SA (Spain)	90,901
400	Bancorp, Inc.*	2,892
1,541	Bank Hapoalim BM (Israel)	5,022
1,673	Bank Leumi Le-Israel BM (Israel)	4,789
1,800	Bank of East Asia Ltd. (Hong Kong)	6,814
500	Bank of Kyoto Ltd. (The) (Japan)	4,307
2,000	Bank of Yokohama Ltd. (The) (Japan)	9,458
1,016	Bankia SA (Spain)*	4,727
380	Bankinter SA (Spain)	2,336
16,462	Barclays PLC (United Kingdom)	45,008
900	BB&T Corp.(a)	22,653
494	Bendigo and Adelaide Bank Ltd. (Australia)	4,057
1,365	BNP Paribas SA (France)	53,618
5,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	13,030
1,219	CaixaBank (Spain)	5,987
500	Camden National Corp.	16,300
3,900	Cathay General Bancorp	58,227
1,800	Chemical Financial Corp.	38,376
1,500	Chiba Bank Ltd. (The) (Japan)	9,666
1,100	Citizens & Northern Corp.	20,317
5,006	Commerzbank AG (Germany)*(a)	8,442
2,163	Commonwealth Bank of Australia (Australia)	108,890
2,100	Community Trust Bancorp, Inc.	61,782
1,242	Credit Agricole SA (France)	7,009
803	Danske Bank A/S (Denmark)*	10,200
2,500	DBS Group Holdings Ltd. (Singapore)	22,204
1,410	DnB NOR ASA (Norway)	13,803
1,100	Eagle Bancorp, Inc.*	15,994
400	Enterprise Financial Services Corp.	5,920
280	Erste Group Bank AG (Austria)	4,923
44,000	Fifth Third Bancorp	559,680
2,200	Financial Institutions, Inc.	35,508

1,400	First Bancorp, Inc.	15,610
8,300	First Commonwealth Financial Corp.	43,658
2,800	First Community Bancshares, Inc.	34,944
3,000	First Interstate Bancsystem, Inc.	39,090
1,000	Fukuoka Financial Group, Inc. (Japan)	4,197
1,000	Gunma Bank Ltd. (The) (Japan)	5,496
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,704
1,100	Hancock Holding Co.	35,167
1,100	Hang Seng Bank Ltd. (Hong Kong)	13,051
5,600	Hansen Natural Corp.	515,984
500	Hiroshima Bank Ltd. (The) (Japan)	2,326
2,000	Hokuhoku Financial Group, Inc. (Japan)	3,898
500	Home Bancshares, Inc.	12,955
24,804	HSBC Holdings PLC (United Kingdom)	189,154
220	Hudson Valley Holding Corp.	4,668
69,500	Huntington Bancshares, Inc.	381,555
2,700	International Bancshares Corp.	49,505
13,740	Intesa SanPaolo SpA (Italy)	23,011
1,447	Intesa SanPaolo SpA-RSP (Italy)	1,804
1,045	Israel Discount Bank Ltd. (Israel) (Class A Stock)*	1,399
1,000	Joyo Bank Ltd. (The) (Japan)	4,417
230	KBC Groep NV (Belgium)	2,897
47,500	KeyCorp	365,275
400	Lakeland Financial Corp.	10,348
56,668	Lloyds Banking Group PLC (United Kingdom)*	22,798
4,200	MainSource Financial Group, Inc.	37,086
18,100	Mitsubishi UFJ Financial Group, Inc. (Japan)	76,896
180	Mizrahi Tefahot Bank Ltd. (Israel)	1,423
31,960	Mizuho Financial Group, Inc. (Japan)	43,184
3,041	National Australia Bank Ltd. (Australia)	72,657
1,280	National Bank of Greece SA (Greece)*	2,684
1,281	Natixis (France)	3,223
800	NBT Bancorp, Inc.	17,704
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,871
3,702	Nordea Bank AB (Sweden)	28,644
4,074	Oversea-Chinese Banking Corp. Ltd. (Singapore)	24,594
1,300	Peoples Bancorp, Inc.	19,253
16,100	PNC Financial Services Group, Inc.	928,487
64	Raiffeisen Bank International AG (Austria)(a)	1,662
1,800	Republic Bancorp, Inc. (Class A Stock)	41,220
2,800	Resona Holdings, Inc. (Japan)	12,332
23,514	Royal Bank of Scotland Group PLC (United Kingdom)*	7,369
2,000	Shinsei Bank Ltd. (Japan)	2,079
500	Shizuoka Bank Ltd. (The) (Japan)	5,268
2,004	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	11,674
884	Societe Generale SA (France)	19,685
3,305	Standard Chartered PLC (United Kingdom)	72,319
1,700	State Bank Financial Corp.*	25,687
700	Sterling Financial Corp.*	11,690

1,867	Sumitomo Mitsui Financial Group, Inc. (Japan)	52,005
3,980	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	11,686
7,200	SunTrust Banks, Inc.	127,440
707	Svenska Handelsbanken AB (Sweden) (Class A Stock)	18,594
1,176	Swedbank AB (Sweden) (Class A Stock)	15,234
9,308	U.S. Bancorp	251,781
1,873	UniCredit SpA (Italy)	15,563
1,000	Union First Market Bankshares Corp.	13,290
861	Unione di Banche Italiane ScpA (Italy)	3,528
1,600	United Overseas Bank Ltd. (Singapore)	18,837
1,700	Webster Financial Corp.	34,663
97,341	Wells Fargo & Co.	2,682,718
2,200	WesBanco, Inc.	42,834
900	West Bancorporation, Inc.	8,622
4,286	Westpac Banking Corp. (Australia)	87,674
1,500	Wilshire Bancorp, Inc.*	5,445
500	Wing Hang Bank Ltd. (Hong Kong)	4,098

		8,185,388

Commercial Services & Supplies — 0.2%
396	Aggreko PLC (United Kingdom)	12,404
523	Babcock International Group PLC (United Kingdom)	5,974
2,125	Brambles Ltd. (Australia)	15,562
800	Consolidated Graphics, Inc.*	38,624
800	Copart, Inc.*	38,312
6,600	Corrections Corp. of America*	134,442
1,600	Courier Corp.	18,768
1,000	Dai Nippon Printing Co. Ltd. (Japan)	9,614
222	Edenred (France)	5,465
700	Ennis, Inc.	9,331
2,009	G4S PLC (United Kingdom)	8,480
3,500	Rollins, Inc.	77,770
300	Secom Co. Ltd. (Japan)	13,836
396	Securitas AB (Sweden) (Class B Stock)	3,418
659	Serco Group PLC (United Kingdom)	4,851
40	Societe BIC SA (France)	3,546
900	Standard Parking Corp.*	16,083
8,000	Steelcase, Inc. (Class A Stock)	59,680
4,200	Sykes Enterprises, Inc.*	65,772
500	Toppan Printing Co. Ltd. (Japan)	3,677
200	United Stationers, Inc.	6,512

		552,121

Communications Equipment — 1.5%
1,900	ADTRAN, Inc.	57,304
3,377	Alcatel-Lucent (France)*	5,275
2,300	ARRIS Group, Inc.*	24,886
1,700	Black Box Corp.	47,668
107,366	Cisco Systems, Inc.	1,941,177

200	InterDigital, Inc.	8,714
1,200	Loral Space & Communications, Inc.*	77,856
13,700	Motorola Solutions, Inc.	634,173
2,500	NETGEAR, Inc.*	83,925
5,083	Nokia OYJ (Finland)	24,815
1,000	Plantronics, Inc.	35,640
1,400	Polycom, Inc.*	22,820
33,100	QUALCOMM, Inc.	1,810,570
4,290	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	43,885

		4,818,708

Computers & Peripherals — 2.5%
14,700	Apple, Inc.*	5,953,500
42,700	Dell, Inc.*	624,701
5,200	Electronics for Imaging, Inc.*	74,100
19,200	EMC Corp.*	413,568
2,500	Fujitsu Ltd. (Japan)	12,992
10,811	Hewlett-Packard Co.	278,491
4,000	NEC Corp. (Japan)	8,107
900	Rimage Corp.	10,125
9,300	SanDisk Corp.*	457,653
200	Seiko Epson Corp. (Japan)	2,658
6,000	Toshiba Corp. (Japan)	24,555
4,900	Western Digital Corp.*	151,655

		8,012,105

Construction & Engineering — 0.1%
207	ACS Actividades de Construccion y Servicios SA (Spain)	6,135
1,105	Balfour Beatty PLC (United Kingdom)	4,544
346	Bouygues SA (France)	10,902
58	Eiffage SA (France)	1,404
518	Ferrovial SA (Spain)	6,252
78	Fomento de Construcciones y Contratas SA (Spain)	2,023
58	Hochtief AG (Germany)	3,355
500	JGC Corp. (Japan)	12,005
1,000	Kajima Corp. (Japan)	3,066
7,100	KBR, Inc.	197,877
90	Koninklijke Boskalis Westminster NV (Netherlands)	3,307
600	Layne Christensen Co.*	14,520
218	Leighton Holdings Ltd. (Australia)	4,245
400	Michael Baker Corp.*	7,844
1,000	Obayashi Corp. (Japan)	4,443
4,400	Primoris Services Corp.	65,692
1,000	Shimizu Corp. (Japan)	4,196
582	Skanska AB (Sweden) (Class B Stock)	9,641
1,000	Taisei Corp. (Japan)	2,534
2,200	URS Corp.*	77,264
619	Vinci SA (France)	27,047

		468,296

Construction Materials
973	Boral Ltd. (Australia)	3,583
293	Cimpor Cimentos de Portugal SGPS SA (Portugal)	2,016
1,010	CRH PLC (Ireland)	20,079
979	Fletcher Building Ltd. (New Zealand)	4,679
180	HeidelBergCement AG (Germany)	7,639
350	Holcim Ltd. (Switzerland)	18,724
53	Imerys SA (France)	2,441
570	James Hardie Industries SE (Australia)	3,976
283	Lafarge SA (France)	9,948

		73,085

Consumer Finance — 0.3%
6,300	Advance America Cash Advance Centers, Inc.	56,385
100	Aeon Credit Service Co. Ltd. (Japan)	1,580
1,200	Credit Acceptance Corp.*	98,736
200	Credit Saison Co. Ltd. (Japan)	4,009
21,500	Discover Financial Services	516,000
300	EZCORP, Inc. (Class A Stock)*	7,911
4,600	Nelnet, Inc. (Class A Stock)	112,562
20,700	SLM Corp.	277,380

		1,074,563

Containers & Packaging — 0.2%
1,673	Amcor Ltd. (Australia)	12,337
6,000	Graphic Packaging Holding Co.*	25,560
12,600	Owens-Illinois, Inc.*	244,188
1,219	Rexam PLC (United Kingdom)	6,679
22,200	Sealed Air Corp.	382,062
200	Toyo Seikan Kaisha Ltd. (Japan)	2,728

		673,554

Distributors — 0.4%
800	Core-Mark Holding Co., Inc.	31,680
16,400	Genuine Parts Co.	1,003,680
200	Jardine Cycle & Carriage Ltd. (Singapore)	7,420
8,000	Li & Fung Ltd. (Hong Kong)	14,812
5,300	LKQ Corp.*	159,424

		1,217,016

Diversified Consumer Services — 0.2%
100	Benesse Holdings, Inc. (Japan)	4,840
1,800	Capella Education Co.*	64,890
5,400	Career Education Corp.*	43,038
8,000	DeVry, Inc.	307,680
1,700	Hillenbrand, Inc.	37,944
1,700	Lincoln Educational Services Corp.	13,430
300	Mac-Gray Corp.	4,137

		475,959

Diversified Financial Services — 1.5%
246	ASX Ltd. (Australia)	7,694
55,645	Bank of America Corp.	309,386
68,470	Citigroup, Inc.	1,801,446
2,800	Compass Diversified Holdings	34,692
283	Deutsche Boerse AG (Germany)*	14,838
44	Eurazeo (France)	1,566
130	Exor SpA (Italy)	2,616
1,000	First Pacific Co. Ltd.	1,040
300	Gain Capital Holdings, Inc.	2,010
116	Groupe Bruxelles Lambert SA (Belgium)	7,733
1,500	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	23,968
80	Industrivarden AB (Sweden) (Class C Stock)	954
5,397	ING Groep NV (Netherlands)*	38,837
629	Investor AB (Sweden) (Class B Stock)	11,736
71,030	JPMorgan Chase & Co.	2,361,748
291	Kinnevik Investment AB (Sweden) (Class B Stock)	5,670
213	London Stock Exchange Group PLC (United Kingdom)	2,630
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,566
150	ORIX Corp. (Japan)	12,395
40	Pargesa Holding SA (Switzerland)	2,619
1,200	PHH Corp.*	12,840
184	Pohjola Bank PLC (Finland) (Class A Stock)	1,789
1,000	Singapore Exchange Ltd. (Singapore)	4,726

		4,666,499

Diversified Telecommunication Services — 1.8%
110,410	AT&T, Inc.	3,338,798
300	Atlantic Tele-Network, Inc.	11,715
214	Belgacom SA (Belgium)	6,714
2,535	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	4,644
11,285	BT Group PLC (United Kingdom)	33,456
900	Cbeyond, Inc.*	7,209
29,600	CenturyLink, Inc.	1,101,120
400	Consolidated Communications Holdings, Inc.	7,620
4,001	Deutsche Telekom AG (Germany)	45,906
215	Elisa OYJ (Finland)	4,488
2,641	France Telecom SA (France)	41,479
349	Hellenic Telecommunications Organization SA (Greece)	1,301
43	HTK Trust Ltd. (Hong Kong)*	198
27	Iliad SA (France)	3,332
640	Inmarsat PLC (United Kingdom)	4,022
2,221	Koninklijke KPN NV (Netherlands)	26,575
700	Nippon Telegraph & Telephone Corp. (Japan)	35,787
2,000	PCCW Ltd. (Hong Kong)	688
835	Portugal Telecom SGPS SA (Portugal)	4,809

3,100	Premiere Global Services, Inc.*	26,257
11,000	Singapore Telecommunications Ltd. (Singapore)	26,206
35	Swisscom AG (Switzerland)	13,261
491	TDC A/S (Denmark)	3,938
452	Tele2 AB (Sweden) (Class B Stock)	8,794
2,987	Telecom Corp. of New Zealand Ltd. (New Zealand)	4,813
13,722	Telecom Italia SpA (Italy)	14,758
9,850	Telecom Italia SpA-RSP (Italy)	8,822
5,791	Telefonica SA (Spain)	100,320
457	Telekom Austria AG (Austria)	5,464
1,069	Telenor ASA (Norway)	17,534
3,103	TeliaSonera AB (Sweden)	21,088
6,211	Telstra Corp. Ltd. (Australia)	21,154
17,850	Verizon Communications, Inc.(a)	716,142
1,763	Vivendi SA (France)	38,607
800	Vonage Holdings Corp.*	1,960
10,100	Windstream Corp.	118,574

		5,827,553

Electric Utilities — 0.9%
37	Acciona SA (Spain)	3,195
10,700	American Electric Power Co., Inc.	442,017
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	5,858
1,000	Chubu Electric Power Co., Inc. (Japan)	18,670
400	Chugoku Electric Power Co., Inc. (The) (Japan)	7,010
2,700	Cleco Corp.	102,870
2,500	CLP Holdings Ltd. (Hong Kong)	21,261
271	Contact Energy Ltd. (New Zealand)*	1,112
19,500	Duke Energy Corp.(a)	429,000
2,508	E.ON AG (Germany)	54,110
344	EDF SA (France)	8,370
2,513	EDP - Energias de Portugal SA (Portugal)	7,777
300	El Paso Electric Co.	10,392
9,376	Enel SpA (Italy)	38,152
800	Entergy Corp.	58,440
800	Exelon Corp.	34,696
7,100	FirstEnergy Corp.	314,530
639	Fortum OYJ (Finland)	13,638
300	Hokkaido Electric Power Co., Inc. (Japan)	4,272
200	Hokuriku Electric Power Co. (Japan)	3,734
5,791	Iberdrola SA (Spain)	36,268
1,000	IDACORP, Inc.	42,410
1,100	Kansai Electric Power Co., Inc. (The) (Japan)	16,878
600	Kyushu Electric Power Co., Inc. (Japan)	8,590
3,500	NextEra Energy, Inc.(a)	213,080
17,700	NV Energy, Inc.	289,395
6,900	Pinnacle West Capital Corp.	332,442
600	PNM Resources, Inc.	10,938
5,100	Portland General Electric Co.	128,979

2,000	Power Assets Holdings Ltd. (Hong Kong)	14,794
155	Red Electrica Corp. SA (Spain)	6,633
200	Shikoku Electric Power Co., Inc. (Japan)	5,732
1,542	SP AusNet (Australia)	1,483
1,327	SSE PLC (United Kingdom)	26,605
1,821	Terna Rete Elettrica Nazionale SpA (Italy)	6,137
600	Tohoku Electric Power Co., Inc. (Japan)	5,761
2,200	Tokyo Electric Power Co., Inc. (The) (Japan)	5,231
1,600	UniSource Energy Corp.	59,072
82	Verbund AG (Austria)	2,201

		2,791,733

Electrical Equipment — 0.6%
3,089	ABB Ltd. (Switzerland)	58,143
290	Alstom SA (France)	8,794
7,300	AMETEK, Inc.	307,330
1,800	Babcock & Wilcox Co. (The)*	43,452
55	Bekaert SA (Belgium)(a)	1,764
900	Belden, Inc.	29,952
3,300	Brady Corp. (Class A Stock)	104,181
24,500	Emerson Electric Co.	1,141,455
3,300	EnerSys*	85,701
1,300	Franklin Electric Co., Inc.	56,628
1,000	Fuji Electric Co. Ltd. (Japan)	2,741
1,000	Furukawa Electric Co. Ltd. (Japan)	2,300
500	Generac Holdings, Inc.*	14,015
1,000	GS Yuasa Corp. (Japan)	5,379
247	Legrand SA (France)	7,944
3,000	Mitsubishi Electric Corp. (Japan)	28,764
200	Nidec Corp. (Japan)	17,383
294	Prysmian SpA (Italy)	3,651
696	Schneider Electric SA (France)	36,644
1,100	Sumitomo Electric Industries Ltd. (Japan)	11,976
800	Thomas & Betts Corp.*	43,680
100	Ushio, Inc. (Japan)	1,445
232	Vestas Wind Systems A/S (Denmark)*	2,505
400	Vicor Corp.	3,184

		2,019,011

Electronic Equipment, Instruments & Components — 0.4%
1,000	Arrow Electronics, Inc.*	37,410
3,600	Brightpoint, Inc.*	38,736
400	Citizen Holdings Co. Ltd. (Japan)	2,323
53,500	Corning, Inc.	694,430
4,900	DDi Corp.	45,717
4,000	Foxconn International Holdings Ltd. (Hong Kong)*	2,580
600	Fujifilm Holdings Corp. (Japan)	14,211
800	GSI Group, Inc.*	8,184
370	Hexagon AB (Sweden) (Class B Stock)	5,532

50	Hirose Electric Co. Ltd. (Japan)	4,385
100	Hitachi High-Technologies Corp. (Japan)	2,170
6,000	Hitachi Ltd. (Japan)	31,493
600	Hoya Corp. (Japan)	12,924
200	Ibiden Co. Ltd. (Japan)	3,955
4,200	Insight Enterprises, Inc.*	64,218
2,000	Jabil Circuit, Inc.	39,320
100	Keyence Corp. (Japan)	24,113
250	Kyocera Corp. (Japan)	20,105
250	Murata Manufacturing Co. Ltd. (Japan)	12,846
1,000	Nippon Electric Glass Co. Ltd. (Japan)	9,900
300	Omron Corp. (Japan)	6,030
1,100	PC Connection, Inc.	12,199
1,900	Sanmina-SCI Corp.*	17,689
500	Shimadzu Corp. (Japan)	4,235
3,000	SYNNEX Corp.*	91,380
200	TDK Corp. (Japan)	8,861
3,800	TE Connectivity Ltd. (Switzerland)	117,078
500	Yaskawa Electric Corp. (Japan)	4,255
200	Yokogawa Electric Corp. (Japan)	1,806

		1,338,085

Energy Equipment & Services — 0.9%
245	Aker Solutions ASA (Norway)	2,579
471	AMEC PLC (United Kingdom)	6,638
7,600	Baker Hughes, Inc.	369,664
600	Bristow Group, Inc.	28,434
400	C&j Energy Services, Inc.*	8,372
192	CIE Generale de Geophysique-Veritas (France)*	4,505
700	Complete Production Services, Inc.*	23,492
2,200	Exterran Holdings, Inc.*	20,020
95	Fugro NV (Netherlands)	5,520
36,400	Halliburton Co.	1,256,164
2,400	Helix Energy Solutions Group, Inc.*	37,920
900	Helmerich & Payne, Inc.(a)	52,524
2,800	Matrix Service Co.*	26,432
1,300	National Oilwell Varco, Inc.	88,387
200	OYO Geospace Corp.*	15,466
1,700	Parker Drilling Co.*	12,189
372	Petrofac Ltd. (United Kingdom)	8,325
8,600	RPC, Inc.(a)	156,950
380	Saipem SpA (Italy)	16,156
270	SBM Offshore NV (Netherlands)	5,563
7,100	Schlumberger Ltd.	485,001
700	SEACOR Holdings, Inc.*	62,272
409	Seadrill Ltd. (Norway)	13,677
391	Subsea 7 SA (Norway)*	7,257
135	Technip SA (France)	12,688
629	Tenaris SA (Italy)	11,625

2,700	TETRA Technologies, Inc.*	25,218
433	Transocean Ltd.	16,720
1,700	Willbros Group, Inc.*	6,239
281	WorleyParsons Ltd. (Australia)	7,378

		2,793,375

Food & Staples Retailing — 1.5%
900	Aeon Co. Ltd. (Japan)	12,359
100	Arden Group, Inc. (Class A Stock)	9,001
827	Carrefour SA (France)	18,854
78	Casino Guichard Perrachon SA (France)	6,570
82	Colruyt SA (Belgium)	3,104
38,600	CVS Caremark Corp.	1,574,108
149	Delhaize Group SA (Belgium)	8,370
827	Distribuidora Internacional de Alimentacion SA (Spain)*	3,741
100	FamilyMart Co. Ltd. (Japan)	4,041
1,757	J Sainsbury PLC (United Kingdom)	8,265
322	Jeronimo Martins SGPS SA (Portugal)*	5,330
85	Kesko OYJ (Finland) (Class B Stock)	2,856
1,661	Koninklijke Ahold NV (Netherlands)	22,368
42,500	Kroger Co. (The)	1,029,350
100	Lawson, Inc. (Japan)	6,243
768	Metcash Ltd. (Australia)	3,174
172	Metro AG (Germany)	6,278
100	Nash Finch Co.	2,928
2,000	Olam International Ltd. (Singapore)	3,284
1,050	Seven & I Holdings Co. Ltd. (Japan)	29,261
1,800	Susser Holdings Corp.*	40,716
11,176	Tesco PLC (United Kingdom)	70,024
300	Village Super Market, Inc. (Class A Stock)	8,535
1,400	Walgreen Co.(a)	46,284
26,300	Wal-Mart Stores, Inc.	1,571,688
1,416	Wesfarmers Ltd. (Australia)	42,724
3,134	WM Morrison Supermarkets PLC (United Kingdom)	15,876
1,724	Woolworths Ltd. (Australia)	44,259

		4,599,591

Food Products — 1.1%
1,000	Ajinomoto Co., Inc. (Japan)	12,005
24,800	Archer-Daniels-Midland Co.	709,280
136	Aryzta AG (Switzerland)	6,573
503	Associated British Foods PLC (United Kingdom)	8,647
2	Barry Callebaut AG (Switzerland)	1,971
12,500	Bunge Ltd.	715,000
3,600	Corn Products International, Inc.	189,324
811	Danone (France)	50,981
6,400	Darling International, Inc.*	85,056
2,100	Fresh Del Monte Produce, Inc.	52,521
9,000	Golden Agri-Resources Ltd. (Singapore)	4,961

200	Kerry Group PLC (Ireland) (Class A Stock)	7,322
1	Lindt & Spruengli AG (Switzerland)	2,974
100	Meiji Holdings Co. Ltd. (Japan)	4,151
4,709	Nestle SA (Switzerland)	270,719
500	Nisshin Seifun Group, Inc. (Japan)	6,061
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,917
3,200	Smart Balance, Inc.*	17,152
19,400	Smithfield Foods, Inc.*	471,032
90	Suedzucker AG (Germany)	2,871
656	Tate & Lyle PLC (United Kingdom)	7,177
31,300	Tyson Foods, Inc. (Class A Stock)	646,032
2,296	Unilever NV (Netherlands)	78,955
1,788	Unilever PLC (United Kingdom)	60,061
3,000	Wilmar International Ltd. (Singapore)	11,565
100	Yakult Honsha Co. Ltd. (Japan)	3,151

		3,429,459

Gas Utilities — 0.1%
500	Chesapeake Utilities Corp.	21,675
240	Enagas SA (Spain)	4,439
468	Gas Natural SDG SA (Spain)	8,035
6,490	Hong Kong & China Gas Co. Ltd. (Hong Kong)	15,041
3,000	Osaka Gas Co. Ltd. (Japan)	11,849
800	Piedmont Natural Gas Co., Inc.	27,184
2,067	Snam Rete Gas SpA (Italy)	9,112
1,100	Southwest Gas Corp.	46,739
1,000	Toho Gas Co. Ltd. (Japan)	6,366
3,500	Tokyo Gas Co. Ltd. (Japan)	16,097

		166,537

Healthcare Equipment & Supplies — 1.2%
400	ABIOMED, Inc.*	7,388
2,400	Arthrocare Corp.*	76,032
200	Atrion Corp.	48,046
7,800	Baxter International, Inc.	385,944
3,400	Becton Dickinson and Co.	254,048
600	Cantel Medical Corp.	16,758
17,200	CareFusion Corp.*	437,052
290	CIE Generale d’Optique Essilor International SA (France)	20,474
81	Cochlear Ltd. (Australia)	5,137
29	Coloplast A/S (Denmark) (Class B Stock)	4,171
14,000	Covidien PLC	630,140
1,800	Cyberonics, Inc.*	60,300
277	Getinge AB (Sweden) (Class B Stock)	7,020
9,000	Hill-Rom Holdings, Inc.	303,210
1,600	Integra LifeSciences Holdings Corp.*	49,328
1,700	Invacare Corp.	25,993
100	Kensey Nash Corp.*	1,919
4,600	Masimo Corp.*	85,951

300	Olympus Corp. (Japan)	3,944
400	Orthofix International NV*	14,092
1,244	Smith & Nephew PLC (United Kingdom)	12,084
74	Sonova Holding AG (Switzerland)	7,740
5,000	St. Jude Medical, Inc.	171,500
11	Straumann Holding AG (Switzerland)	1,898
13,200	Stryker Corp.	656,172
3,300	Synergetics USA, Inc.*	24,354
900	Synovis Life Technologies, Inc.*	25,047
88	Synthes, Inc. (Switzerland)	14,756
100	Sysmex Corp. (Japan)	3,259
200	Terumo Corp. (Japan)	9,419
33	William Demant Holding A/S (Denmark)*	2,744
1,900	Young Innovations, Inc.	56,297
4,600	Zimmer Holdings, Inc.*	245,732

		3,667,949

Healthcare Providers & Services — 1.6%
27,800	Aetna, Inc.	1,172,882
100	Alfresa Holdings Corp. (Japan)	4,216
300	Almost Family, Inc.*	4,974
400	American Dental Partners, Inc.*	7,532
123	Celesio AG (Germany)	1,948
300	Chemed Corp.	15,363
4,100	Cigna Corp.	172,200
1,500	Five Star Quality Care, Inc.*	4,500
262	Fresenius Medical Care AG & Co. KGaA (Germany)	17,802
159	Fresenius SE & Co. KGaA (Germany)	14,710
2,000	HealthSpring, Inc.*	109,080
1,200	Humana, Inc.	105,132
1,500	Magellan Health Services, Inc.*	74,205
200	Medipal Holdings Corp. (Japan)	2,089
1,100	National Healthcare Corp.	46,090
3,400	Providence Service Corp. (The)*	46,784
187	Ramsay Health Care Ltd. (Australia)	3,688
2,800	Select Medical Holdings Corp.*	23,744
2,700	Skilled Healthcare Group, Inc. (Class A Stock)*	14,742
502	Sonic Healthcare Ltd. (Australia)	5,792
100	Suzuken Co. Ltd. (Japan)	2,772
2,200	Team Health Holdings, Inc.*	48,554
1,600	Triple-S Management Corp. (Class B Stock)*	32,032
38,200	UnitedHealth Group, Inc.	1,935,976
2,500	WellCare Health Plans, Inc.*	131,250
16,900	WellPoint, Inc.	1,119,625

		5,117,682

Healthcare Technology — 0.1%
1,200	Computer Programs & Systems, Inc.	61,332
4,900	MedAssets, Inc.*	45,325

2,600	Medidata Solutions, Inc.*	56,550
400	Transcend Services, Inc.*	9,492

		172,699

Hotels, Restaurants & Leisure — 0.8%
210	Accor SA (France)	5,323
4,700	Ameristar Casinos, Inc.	81,263
57	Autogrill SpA (Italy)	556
120	Biglari Holdings, Inc.*	44,189
1,800	Bob Evans Farms, Inc.	60,372
10,900	Carnival Corp.	355,776
209	Carnival PLC (United Kingdom)	6,900
200	Carrols Restaurant Group, Inc.*	2,314
900	CEC Entertainment, Inc.	31,005
2,624	Compass Group PLC (United Kingdom)	24,898
700	Cracker Barrel Old Country Store, Inc.	35,287
676	Crown Ltd. (Australia)	5,594
1,400	Darden Restaurants, Inc.(a)	63,812
951	Echo Entertainment Group Ltd. (Australia)*	3,492
2,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	3,667
8,600	Genting Singapore PLC (Singapore)*	10,012
391	Intercontinental Hotels Group PLC (United Kingdom)	7,026
1,100	Interval Leisure Group, Inc.*	14,971
11,968	McDonald’s Corp.	1,200,749
100	McDonald’s Holdings Co. Japan Ltd. (Japan)	2,698
302	OPAP SA (Greece)	2,670
100	Oriental Land Co. Ltd. (Japan)	10,563
400	Panera Bread Co. (Class A Stock)*	56,580
2,600	Papa John’s International, Inc.*	97,968
800	Ruby Tuesday, Inc.*	5,520
3,300	Sands China Ltd. (Hong Kong)*	9,326
2,000	Shangri-La Asia Ltd. (Hong Kong)	3,451
2,000	SJM Holdings Ltd. (Hong Kong)	3,265
684	Sky City Entertainment Group Ltd. (New Zealand)	1,832
136	Sodexo (France)	9,764
951	Tabcorp Holdings Ltd. (Australia)	2,655
1,961	Tatts Group Ltd. (Australia)	4,894
668	TUI Travel PLC (United Kingdom)	1,720
240	Whitbread PLC (United Kingdom)	5,829
4,300	Wyndham Worldwide Corp.	162,669
2,000	Wynn Macau Ltd. (Hong Kong)	5,021
3,600	Yum! Brands, Inc.	212,436

		2,556,067

Household Durables — 0.4%
1,300	Blyth, Inc.	73,840
300	Casio Computer Co. Ltd. (Japan)	1,820
300	CSS Industries, Inc.	5,976
341	Electrolux AB (Sweden)	5,436

5,100	Harman International Industries, Inc.	194,004
1,900	Helen of Troy Ltd.*	58,330
455	Husqvarna AB (Sweden) (Class B Stock)	2,097
1,300	iRobot Corp.*	38,805
5,400	Jarden Corp.	161,352
200	Libbey, Inc.*	2,548
2,400	Newell Rubbermaid, Inc.	38,760
3,000	Panasonic Corp. (Japan)	25,490
50	Rinnai Corp. (Japan)	3,579
1,000	Sekisui Chemical Co. Ltd. (Japan)	8,250
800	Sekisui House Ltd. (Japan)	7,099
1,000	Sharp Corp. (Japan)	8,744
1,400	Sony Corp. (Japan)	25,137
2,900	Tupperware Brands Corp.	162,313
7,900	Whirlpool Corp.(a)	374,855

		1,198,435

Household Products — 0.8%
2,500	Colgate-Palmolive Co.	230,975
187	Henkel AG & Co. KGaA (Germany)	9,052
7,400	Kimberly-Clark Corp.	544,344
25,775	Procter & Gamble Co. (The)	1,719,450
876	Reckitt Benckiser Group PLC (United Kingdom)	43,261
1,500	Spectrum Brands Holdings, Inc.*	41,100
200	Unicharm Corp. (Japan)	9,861

		2,598,043

Independent Power Producers & Energy Traders — 0.4%
71,100	AES Corp. (The)*	841,824
306	EDP Renovaveis SA (Portugal)*	1,872
200	Electric Power Development Co. Ltd. (Japan)	5,319
2,300	Enel Green Power SpA (Italy)	4,805
700	Genie Energy Ltd. (Class B Stock)	5,551
2,272	International Power PLC (United Kingdom)	11,898
12,800	NRG Energy, Inc.*	231,936

		1,103,205

Industrial Conglomerates — 1.0%
4,200	3M Co.	343,266
6	Delek Group Ltd. (Israel)	1,129
1,000	Fraser and Neave Ltd. (Singapore)	4,780
142,750	General Electric Co.	2,556,653
3,000	Hutchison Whampoa Ltd. (Hong Kong)	25,127
1,700	Keppel Corp. Ltd. (Singapore)	12,189
1,389	Koninklijke Philips Electronics NV (Netherlands)	29,267
1,500	NWS Holdings Ltd. (Hong Kong)	2,209
1,121	Orkla ASA (Norway)	8,369
4	Seaboard Corp.*	8,144
1,500	SembCorp Industries Ltd. (Singapore)	4,684

1,143	Siemens AG (Germany)	109,381
573	Smiths Group PLC (United Kingdom)	8,142
36	Wendel SA (France)	2,400

		3,115,740

Insurance — 1.7%
279	Admiral Group PLC (United Kingdom)	3,692
2,498	AEGON NV (Netherlands)*	10,026
24,400	Aflac, Inc.	1,055,544
3,129	Ageas (Belgium)	4,860
11,000	AIA Group Ltd. (Hong Kong)	34,346
632	Allianz SE (Germany)	60,456
700	American Equity Investment Life Holding Co.	7,280
3,600	American Financial Group, Inc.	132,804
3,911	AMP Ltd. (Australia)	16,281
1,683	Assicurazioni Generali SpA (Italy)	25,333
4,008	Aviva PLC (United Kingdom)	18,723
2,458	AXA SA (France)	31,956
68	Baloise Holding AG (Switzerland)	4,662
12,800	Berkshire Hathaway, Inc. (Class B Stock)*	976,640
239	CNP Assurances (France)	2,963
12	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	11,802
166	Delta Lloyd NV (Netherlands)	2,793
1,100	FBL Financial Group, Inc. (Class A Stock)	37,422
1,900	First American Financial Corp.	24,073
12,600	Genworth Financial, Inc. (Class A Stock)*	82,530
100	Gjensidige Forsikring ASA (Norway)	1,159
97	Hannover Rueckversicherung AG (Germany)	4,811
10,400	HCC Insurance Holdings, Inc.	286,000
2,625	Insurance Australia Group Ltd. (Australia)	8,001
800	Kansas City Life Insurance Co.	26,256
8,148	Legal & General Group PLC (United Kingdom)	13,008
9,900	Loews Corp.	372,735
1,200	Maiden Holdings Ltd.	10,512
1,129	Mapfre SA (Spain)	3,587
13,200	MetLife, Inc.	411,576
790	MS&AD Insurance Group Holdings (Japan)	14,636
268	Muenchener Rueckversicherungs AG (Germany)	32,875
500	National Financial Partners Corp.*	6,760
475	NKSJ Holdings, Inc. (Japan)	9,318
7,880	Old Mutual PLC (United Kingdom)	16,582
3,900	Presidential Life Corp.	38,961
4,400	Primerica, Inc.	102,256
3,300	Principal Financial Group, Inc.	81,180
300	ProAssurance Corp.	23,946
3,584	Prudential PLC (United Kingdom)	35,538
1,448	QBE Insurance Group Ltd. (Australia)	19,179
2,205	Resolution Ltd. (United Kingdom)	8,609
5,102	RSA Insurance Group PLC (United Kingdom)	8,335

598	Sampo OYJ (Finland) (Class A Stock)	14,837
230	SCOR SE (France)	5,376
200	Sony Financial Holdings, Inc. (Japan)	2,947
3,325	Standard Life PLC (United Kingdom)	10,653
1,737	Suncorp Group Ltd. (Australia)	14,888
42	Swiss Life Holding AG (Switzerland)	3,863
490	Swiss Re Ltd. (Switzerland)	24,972
29,100	Symetra Financial Corp.	263,937
800	T&D Holdings, Inc. (Japan)	7,452
1,000	Tokio Marine Holdings, Inc. (Japan)	22,151
2,500	Travelers Cos., Inc. (The)	147,925
26	Tryg A/S (Denmark)	1,444
5,300	Unum Group	111,671
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,140
30,100	XL Group PLC (Ireland) (Class A Stock)	595,077
209	Zurich Financial Services AG (Switzerland)	47,282

		5,356,621

Internet & Catalog Retail — 0.2%
500	1-800-Flowers.com, Inc. (Class A Stock)*	1,100
2,700	HSN, Inc.	97,902
2,300	Liberty Interactive Corp., Ser. A*	37,295
1,700	Nutrisystem, Inc.	21,981
1,000	priceline.com, Inc.*	467,710
11	Rakuten, Inc. (Japan)	11,833

		637,821

Internet Software & Services — 0.8%
12,100	Akamai Technologies, Inc.*	390,588
100	Dena Co. Ltd. (Japan)	3,000
5,100	Dice Holdings, Inc.*	42,279
5,200	eBay, Inc.*	157,716
1,900	Google, Inc. (Class A Stock)*	1,227,210
6,400	Infospace, Inc.*	70,336
2,200	j2 Global Communications, Inc.	61,908
2,800	Liquidity Services, Inc.*	103,320
5,900	NIC, Inc.	78,529
500	Perficient, Inc.*	5,005
181	United Internet AG (Germany)	3,233
6,700	United Online, Inc.	36,448
23	Yahoo! Japan Corp. (Japan)	7,407
16,200	Yahoo!, Inc.*	261,306

		2,448,285

IT Services — 2.1%
15,600	Accenture PLC (Ireland) (Class A Stock)	830,388
358	Amadeus IT Holding SA (Spain) (Class A Stock)	5,808
65	AtoS (France)	2,853
200	CACI International, Inc. (Class A Stock)*	11,184

214	Cap Gemini SA (France)	6,687
1,400	CIBER, Inc.*	5,404
600	Computershare Ltd. (Australia)	4,916
1,300	Dynamics Research Corp.*	14,742
400	Exlservice Holdings, Inc.*	8,948
900	Fidelity National Information Services, Inc.	23,931
2,200	Fiserv, Inc.*	129,228
126	Indra Sistemas SA (Spain)(a)	1,604
11,841	International Business Machines Corp.	2,177,323
50	ITOCHU Techno-Solutions Corp. (Japan)	2,244
500	ManTech International Corp. (Class A Stock)	15,620
4,100	MasterCard, Inc. (Class A Stock)	1,528,562
1,200	MAXIMUS, Inc.	49,620
1,000	NCI, Inc. (Class A Stock)*	11,650
100	Nomura Research Institute Ltd. (Japan)	2,261
2	NTT Data Corp. (Japan)	6,387
10,400	SAIC, Inc.*(a)	127,816
1,100	Syntel, Inc.	51,447
700	TeleTech Holdings, Inc.*	11,340
400	TNS, Inc.*	7,088
3,600	Unisys Corp.*	70,956
14,100	Visa, Inc. (Class A Stock)	1,431,573

		6,539,580

Leisure Equipment & Products — 0.2%
900	Arctic Cat, Inc.*	20,295
1,500	Brunswick Corp.	27,090
7,700	Hasbro, Inc.	245,553
1,200	Mattel, Inc.(a)	33,312
300	Namco Bandai Holdings, Inc. (Japan)	4,272
500	Nikon Corp. (Japan)	11,134
3,100	Polaris Industries, Inc.	173,538
50	Sankyo Co. Ltd. (Japan)	2,530
300	Sega Sammy Holdings, Inc. (Japan)	6,482
100	Shimano, Inc. (Japan)	4,859
600	Steinway Musical Instruments, Inc.*	15,024
2,200	Sturm, Ruger & Co., Inc.	73,612
200	Yamaha Corp. (Japan)	1,834

		619,535

Life Sciences, Tools & Services — 0.4%
900	eResearchTechnology, Inc.*	4,221
2,500	Life Technologies Corp.*	97,275
53	Lonza Group AG (Switzerland)	3,132
21,800	PerkinElmer, Inc.	436,000
319	QIAGEN NV*	4,397
16,500	Thermo Fisher Scientific, Inc.*	742,005

		1,287,030

Machinery — 1.6%
8,900	AGCO Corp.*	382,433
1,000	Albany International Corp. (Class A Stock)	23,120
489	Alfa Laval AB (Sweden)	9,266
500	Amada Co. Ltd. (Japan)	3,170
930	Atlas Copco AB (Sweden) (Class A Stock)	20,000
573	Atlas Copco AB (Sweden) (Class B Stock)	10,890
1,700	Blount International, Inc.*	24,684
400	Cascade Corp.	18,868
600	CLARCOR, Inc.	29,994
1,000	Cosco Corp. Singapore Ltd. (Singapore)	675
10,900	Cummins, Inc.	959,418
10,600	Deere & Co.	819,910
20,200	Eaton Corp.	879,306
600	Esco Technologies, Inc.	17,268
300	FANUC Corp. (Japan)	45,914
989	Fiat Industrial SpA (Italy)*	8,480
233	GEA Group AG (Germany)	6,589
500	Hino Motors Ltd. (Japan)	3,034
100	Hitachi Construction Machinery Co. Ltd. (Japan)	1,684
2,000	IHI Corp. (Japan)	4,859
6,800	Ingersoll-Rand PLC(a)	207,196
1,080	Invensys PLC (United Kingdom)	3,539
5,200	ITT Corp.	100,516
500	Japan Steel Works Ltd. (The) (Japan)	3,475
300	John Bean Technologies Corp.	4,611
300	JTEKT Corp. (Japan)	2,951
2,000	Kawasaki Heavy Industries Ltd. (Japan)	4,989
4,100	Kennametal, Inc.(a)	149,732
1,400	Komatsu Ltd. (Japan)	32,722
228	Kone OYJ (Finland) (Class B Stock)	11,833
2,000	Kubota Corp. (Japan)	16,760
100	Kurita Water Industries Ltd. (Japan)	2,598
600	L.B. Foster Co. (Class A Stock)	16,974
150	Makita Corp. (Japan)	4,855
128	MAN SE (Germany)	11,381
9,500	Meritor, Inc.*	50,540
185	Metso OYJ (Finland)	6,860
4,500	Mitsubishi Heavy Industries Ltd. (Japan)	19,176
670	NACCO Industries, Inc. (Class A Stock)	59,777
500	NGK Insulators Ltd. (Japan)	5,937
1,000	NSK Ltd. (Japan)	6,496
1,000	NTN Corp. (Japan)	4,028
9,700	Parker Hannifin Corp.	739,625
1,308	Sandvik AB (Sweden)	16,051
1,800	Sauer-Danfoss, Inc.*	65,178
459	Scania AB (Sweden) (Class B Stock)	6,803
33	Schindler Holding AG (Switzerland)	3,833
68	Schindler Holding AG - Part Certification (Switzerland)	7,920

1,000	SembCorp Marine Ltd. (Singapore)	2,945
552	SKF AB (Sweden) (Class B Stock)	11,678
100	SMC Corp. (Japan)	16,136
14	Sulzer AG (Switzerland)	1,496
500	Sumitomo Heavy Industries Ltd. (Japan)	2,917
2,750	Sun Hydraulics Corp.	64,433
150	THK Co. Ltd. (Japan)	2,956
2,300	Trimas Corp.*	41,285
164	Vallourec SA (France)	10,647
1,984	Volvo AB (Sweden) (Class B Stock)	21,708
222	Wartsila OYJ (Finland)	6,413
326	Weir Group PLC (The) (United Kingdom)	10,287
700	Woodward, Inc.	28,651
4,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,806
219	Zardoya Otis SA (Spain)	3,004

		5,063,280

Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	6,240
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	13,205
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)	1,806
79	Kuehne & Nagel International AG (Switzerland)	8,873
1,500	Mitsui O.S.K. Lines Ltd. (Japan)	5,807
1,000	Neptune Orient Lines Ltd. (Singapore)	867
2,000	Nippon Yusen K.K. (Japan)	5,119
500	Orient Overseas International Ltd. (Hong Kong)	2,920

		44,837

Media — 1.5%
30	Axel Springer AG (Germany)	1,289
1,613	British Sky Broadcasting Group PLC (United Kingdom)	18,349
5,700	Cinemark Holdings, Inc.	105,393
3,600	Comcast Corp. (Class A Stock)	85,356
250	Dentsu, Inc. (Japan)	7,630
27,100	DIRECTV (Class A Stock)*	1,158,796
132	Eutelsat Communications SA (France)	5,151
3,413	Fairfax Media Ltd. (Australia)	2,513
4,000	Global Sources Ltd.*	19,400
50	Hakuhodo DY Holdings, Inc. (Japan)	2,871
5,818	ITV PLC (United Kingdom)	6,157
95	JCDecaux SA (France)*	2,188
2,000	Journal Communications, Inc. (Class A Stock)*	8,800
2	Jupiter Telecommunications Co. Ltd. (Japan)	2,027
106	Kabel Deutschland Holding AG (Germany)*	5,380
162	Lagardere SCA (France)	4,277
959	Mediaset SpA (Italy)	2,654
64	Modern Times Group AB (Sweden) (Class B Stock)	3,058
61,400	News Corp. (Class A Stock)	1,095,376
1,131	Pearson PLC (United Kingdom)	21,253

177	Publicis Groupe SA (France)	8,143
1,015	Reed Elsevier NV (Netherlands)	11,832
1,691	Reed Elsevier PLC (United Kingdom)	13,629
109	Sanoma OYJ (Finland)	1,251
434	SES SA (France)	10,417
1,300	Sinclair Broadcast Group, Inc. (Class A Stock)	14,729
2,000	Singapore Press Holdings Ltd. (Singapore)	5,690
170	Societe Television Francaise 1 (France)	1,659
8,800	Time Warner, Inc.(a)	318,032
200	Toho Co. Ltd. (Japan)	3,565
25,600	Viacom, Inc. (Class B Stock)	1,162,496
12,275	Walt Disney Co. (The)	460,313
429	Wolters Kluwer NV (Netherlands)	7,415
1,798	WPP PLC (United Kingdom)	18,862

		4,595,951

Metals & Mining — 1.0%
700	A.M. Castle & Co.*	6,622
153	Acerinox SA (Spain)	1,962
21,300	Alcoa, Inc.	184,245
3,468	Alumina Ltd. (Australia)	3,955
1,839	Anglo American PLC (United Kingdom)	67,943
522	Antofagasta PLC (United Kingdom)	9,850
1,227	ArcelorMittal (Netherlands)	22,439
4,483	BHP Billiton Ltd. (Australia)	157,823
3,030	BHP Billiton PLC (United Kingdom)	88,347
420	Boliden AB (Sweden)	6,133
5,700	Century Aluminum Co.*	48,507
4,800	Coeur d’Alene Mines Corp.*	115,872
500	Daido Steel Co. Ltd. (Japan)	3,138
319	Eurasian Natural Resources Corp. PLC (United Kingdom)	3,148
1,815	Fortescue Metals Group Ltd. (Australia)	7,927
30,200	Freeport-McMoRan Copper & Gold, Inc.	1,111,058
240	Fresnillo PLC (United Kingdom)	5,691
1,164	Glencore International PLC (United Kingdom)	7,086
5,100	Hecla Mining Co.	26,673
737	Iluka Resources Ltd. (Australia)	11,684
500	JFE Holdings, Inc. (Japan)	9,055
289	Kazakhmys PLC (United Kingdom)	4,161
4,000	Kobe Steel Ltd. (Japan)	6,184
196	Lonmin PLC (United Kingdom)	2,983
1,422	Lynas Corp. Ltd. (Australia)*	1,520
100	Maruichi Steel Tube Ltd. (Japan)	2,231
600	Materion Corp.*	14,568
1,700	Metals USA Holdings Corp.*	19,125
2,000	Mitsubishi Materials Corp. (Japan)	5,431
1,084	Newcrest Mining Ltd. (Australia)	32,818
3,000	Newmont Mining Corp.	180,030
7,000	Nippon Steel Corp. (Japan)	17,461

1,000	Nisshin Steel Co. Ltd. (Japan)	1,533
5,100	Noranda Aluminum Holding Corp.	42,075
1,285	Norsk Hydro ASA (Norway)	5,960
2,147	OneSteel Ltd. (Australia)	1,537
503	OZ Minerals Ltd. (Australia)	5,150
131	Randgold Resources Ltd. (United Kingdom)	13,397
621	Rio Tinto Ltd. (Australia)	38,300
2,002	Rio Tinto PLC (United Kingdom)	97,159
49	Salzgitter AG (Germany)	2,450
258	Sims Metal Management Ltd. (Australia)	3,338
209	SSAB AB (Sweden) (Class A Stock)	1,842
41,900	Steel Dynamics, Inc.	550,985
5,000	Sumitomo Metal Industries Ltd. (Japan)	9,094
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	12,849
1,000	Suncoke Energy, Inc.*	11,200
448	ThyssenKrupp AG (Germany)	10,277
189	Vedanta Resources PLC (United Kingdom)	2,979
149	Voestalpine AG (Austria)	4,179
2,790	Xstrata PLC (United Kingdom)	42,375
100	Yamato Kogyo Co. Ltd. (Japan)	2,871

		3,045,220

Multiline Retail — 0.1%
2,800	Dollar Tree, Inc.*	232,708
500	Gordmans Stores, Inc.*	6,285
689	Harvey Norman Holdings Ltd. (Australia)	1,293
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	6,291
500	J. Front Retailing Co. Ltd. (Japan)	2,417
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	2,204
2,244	Marks & Spencer Group PLC (United Kingdom)	10,838
400	Marui Group Co. Ltd. (Japan)	3,118
257	Next PLC (United Kingdom)	10,924
107	PPR (France)	15,323
500	Target Corp.	25,610

		317,011

Multi-Utilities — 0.6%
855	A2A SpA (Italy)	804
645	AGL Energy Ltd. (Australia)	9,454
7,104	Centrica PLC (United Kingdom)	31,917
1,000	Dominion Resources, Inc.	53,080
1,725	GDF SUEZ (France)	47,152
4,970	National Grid PLC (United Kingdom)	48,240
22,200	PG&E Corp.	915,084
4,700	Public Service Enterprise Group, Inc.	155,147
638	RWE AG (Germany)	22,418
8,700	Sempra Energy	478,500
395	Suez Environnement Co. (France)	4,550
512	Veolia Environnement SA (France)	5,612

		1,771,958

Office Electronics — 0.1%
400	Brother Industries Ltd. (Japan)	4,911
1,600	Canon, Inc. (Japan)	70,885
500	Konica Minolta Holdings, Inc. (Japan)	3,729
53	Neopost SA (France)	3,571
1,000	Ricoh Co. Ltd. (Japan)	8,717
21,800	Xerox Corp.	173,528

		265,341

Oil, Gas & Consumable Fuels — 6.1%
5,100	ALON USA Energy, Inc.	44,421
11,200	Apache Corp.	1,014,496
470	Apco Oil and Gas International, Inc.	38,408
4,758	BG Group PLC (United Kingdom)	101,711
26,444	BP PLC (United Kingdom)	189,115
2,081	Cairn Energy PLC (United Kingdom)*	8,574
181	Caltex Australia Ltd. (Australia)	2,179
38,392	Chevron Corp.	4,084,909
200	Clayton Williams Energy, Inc.*	15,176
25,100	ConocoPhillips	1,829,037
4,700	Consol Energy, Inc.	172,490
500	Contango Oil & Gas Co.*	29,090
1,000	Cosmo Oil Co. Ltd. (Japan)	2,793
5,400	CVR Energy, Inc.	101,142
1,700	Delek US Holdings, Inc.	19,397
7,300	Devon Energy Corp.	452,600
700	Energy Partners Ltd.*	10,220
4,100	Energy XXI (Bermuda) Ltd.*	130,708
3,423	ENI SpA (Italy)	70,928
200	Essar Energy PLC (United Kingdom)*	532
71,154	Exxon Mobil Corp.	6,031,013
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	4,640
13,400	Hess Corp.	761,120
3	Inpex Corp. (Japan)	18,903
3,310	JX Holdings, Inc. (Japan)	19,997
222	Lundin Petroleum AB (Sweden)*	5,458
27,156	Marathon Oil Corp.	794,856
9,578	Marathon Petroleum Corp.	318,852
10,000	Murphy Oil Corp.	557,400
185	Neste Oil OYJ (Finland)	1,869
3,800	Newfield Exploration Co.*	143,374
8,200	Occidental Petroleum Corp.	768,340
215	OMV AG (Austria)	6,523
1,520	Origin Energy Ltd. (Australia)	20,739
2,600	Peabody Energy Corp.	86,086
1,071	Repsol YPF SA (Spain)	32,900

2,100	Rex American Resources Corp.*	46,431
5,176	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	190,587
3,780	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	144,057
1,255	Santos Ltd. (Australia)	15,711
300	Showa Shell Sekiyu K.K. (Japan)	2,023
3,900	Southwestern Energy Co.*	124,566
1,590	Statoil ASA (Norway)	40,808
3,900	Stone Energy Corp.*	102,882
2,300	Swift Energy Co.*	68,356
500	TonenGeneral Sekiyu K.K. (Japan)	5,463
2,998	Total SA (France)	153,266
1,264	Tullow Oil PLC (United Kingdom)	27,521
7,900	Vaalco Energy, Inc.*	47,716
7,800	Valero Energy Corp.	164,190
200	W&T Offshore, Inc.	4,242
6,100	Western Refining, Inc.*	81,069
884	Woodside Petroleum Ltd. (Australia)	27,685
1,900	World Fuel Services Corp.	79,762

		19,216,331

Paper & Forest Products
1,500	Buckeye Technologies, Inc.	50,160
74	Holmen AB (Sweden) (Class B Stock)	2,126
3,900	KapStone Paper and Packaging Corp.*	61,386
100	Nippon Paper Group, Inc. (Japan)	2,182
1,000	OJI Paper Co. Ltd. (Japan)	5,132
851	Stora ENSO OYJ (Finland) (Class R Stock)	5,097
851	Svenska Cellulosa AB (Sweden) (Class B Stock)	12,613
760	UPM-Kymmene OYJ (Finland)	8,371

		147,067

Personal Products — 0.4%
51,400	Avon Products, Inc.	897,958
140	Beiersdorf AG (Germany)	7,940
800	Kao Corp. (Japan)	21,858
333	L’Oreal SA (France)	34,780
900	Medifast, Inc.*	12,348
2,400	Nu Skin Enterprises, Inc. (Class A Stock)	116,568
900	Prestige Brands Holdings, Inc.*	10,143
500	Shiseido Co. Ltd. (Japan)	9,192
1,100	USANA Health Sciences, Inc.*	33,407

		1,144,194

Pharmaceuticals — 3.2%
28,900	Abbott Laboratories	1,625,047
600	Astellas Pharma, Inc. (Japan)	24,399
1,932	AstraZeneca PLC (United Kingdom)	89,261
1,152	Bayer AG (Germany)	73,654
19,700	Bristol-Myers Squibb Co.	694,228

300	Chugai Pharmaceutical Co. Ltd. (Japan)	4,946
900	Daiichi Sankyo Co. Ltd. (Japan)	17,843
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	3,418
400	Eisai Co. Ltd. (Japan)	16,552
900	Elan Corp. PLC (Ireland)*	12,487
13,500	Eli Lilly & Co.	561,060
7,204	GlaxoSmithKline PLC (United Kingdom)	164,627
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,235
2,400	Jazz Pharmaceuticals, Inc.*	92,712
25,100	Johnson & Johnson	1,646,058
200	Kyowa Hakko Kirin Co. Ltd. (Japan)	2,448
900	Medicis Pharmaceutical Corp. (Class A Stock)	29,925
48,489	Merck & Co., Inc.	1,828,035
91	Merck KGaA (Germany)	9,072
500	Mitsubishi Tanabe Pharma Corp. (Japan)	7,912
3,262	Novartis AG (Switzerland)	186,489
602	Novo Nordisk A/S (Denmark) (Class B Stock)	69,180
4,700	Obagi Medical Products, Inc.*	47,752
100	Ono Pharmaceutical Co. Ltd. (Japan)	5,613
131	Orion OYJ (Finland) (Class B Stock)	2,552
200	Otsuka Holdings Co. Ltd. (Japan)	5,623
3,300	Par Pharmaceutical Cos., Inc.*	108,009
91,819	Pfizer, Inc.	1,986,963
300	Questcor Pharmaceuticals, Inc.*	12,474
986	Roche Holding AG (Switzerland)	167,115
1,400	Salix Pharmaceuticals Ltd.*	66,990
1,598	Sanofi (France)	117,371
100	Santen Pharmaceutical Co. Ltd. (Japan)	4,119
300	Shionogi & Co. Ltd. (Japan)	3,855
789	Shire PLC (United Kingdom)	27,484
1,100	Takeda Pharmaceutical Co. Ltd. (Japan)	48,305
1,339	Teva Pharmaceutical Industries Ltd. (Israel)	53,897
100	Tsumura & Co. (Japan)	2,949
119	UCB SA (Belgium)	5,007
9,600	Warner Chilcott PLC (Class A Stock)*	145,248
1,700	Watson Pharmaceuticals, Inc.*	102,578

		10,077,492

Professional Services — 0.2%
180	Adecco SA (Switzerland)	7,541
65	Bureau Veritas SA (France)	4,736
95	Campbell Brothers Ltd. (Australia)	4,760
889	Capita Group PLC (The) (United Kingdom)	8,677
1,456	Experian PLC (United Kingdom)	19,796
700	Exponent, Inc.*	32,179
1,800	ICF International, Inc.*	44,604
1,400	Insperity, Inc.	35,490
222	Intertek Group PLC (United Kingdom)	7,016
200	Kelly Services, Inc. (Class A Stock)	2,736

800	Kforce, Inc.*	9,864
7,000	Manpower, Inc.	250,250
2,700	Navigant Consulting, Inc.*	30,807
156	Randstad Holding NV (Netherlands)	4,616
8	SGS SA (Switzerland)	13,244

		476,316

Real Estate Investment Trusts — 1.0%
300	American Campus Communities, Inc.	12,588
1,000	American Capital Mortgage Investment Corp.	18,820
27,000	Annaly Capital Management, Inc.	430,920
3,400	Anworth Mortgage Asset Corp.	21,352
1,400	Apollo Commercial Real Estate Finance, Inc.	18,382
2,000	Ascendas Real Estate Investment Trust (Singapore)	2,822
9,700	Ashford Hospitality Trust, Inc.	77,600
1,179	British Land Co. PLC (United Kingdom)	8,468
796	Capital Shopping Centres Group PLC (United Kingdom)	3,861
3,000	CapitaMall Trust (Singapore)	3,932
1,000	CapLease, Inc.	4,040
5,500	Capstead Mortgage Corp.	68,420
7,300	CBL & Associates Properties, Inc.	114,610
2,500	Cedar Shopping Centers, Inc.	10,775
2,896	CFS Retail Property Trust (Australia)	4,991
2,800	Chatham Lodging Trust	30,184
58,500	Chimera Investment Corp.(a)	146,835
900	Cogdell Spencer, Inc.	3,825
3,100	Colony Financial, Inc.	48,701
23,100	CommonWealth REIT	384,384
91	Corio NV (Netherlands)	3,958
5,300	Corporate Office Properties Trust	112,678
1,600	CreXus Investment Corp.	16,608
2,600	DCT Industrial Trust, Inc.	13,312
6,614	Dexus Property Group (Australia)	5,615
800	Dynex Capital, Inc.	7,304
3,300	First Industrial Realty Trust, Inc.*	33,759
1,000	First Potomac Realty Trust	13,050
39	Fonciere des Regions (France)	2,504
4,000	Franklin Street Properties Corp.	39,800
27	Gecina SA (France)	2,271
2,100	Getty Realty Corp.	29,295
1,900	Gladstone Commercial Corp.	33,345
8,647	Goodman Group (Australia)	5,041
2,480	GPT Group (Australia)	7,787
979	Hammerson PLC (United Kingdom)	5,473
2,700	Hatteras Financial Corp.	71,199
20,200	Hospitality Properties Trust	464,196
900	Hudson Pacific Properties, Inc.	12,744
34	ICADE (France)	2,675
7,800	Inland Real Estate Corp.	59,358

6,400	Invesco Mortgage Capital, Inc.	89,920
1	Japan Prime Realty Investment Corp. (Japan)	2,356
1	Japan Real Estate Investment Corp. (Japan)	7,795
2	Japan Retail Fund Investment Corp. (Japan)	2,962
700	Kite Realty Group Trust	3,157
153	Klepierre (France)	4,365
1,141	Land Securities Group PLC (United Kingdom)	11,261
700	LaSalle Hotel Properties	16,947
3,000	Link REIT (The) (Hong Kong)	11,047
1,000	Mack-Cali Realty Corp.	26,690
15,000	MFA Financial, Inc.	100,800
5,155	Mirvac Group (Australia)	6,222
800	Monmouth Real Estate Investment Corp. (Class A Stock)	7,320
500	National Health Investors, Inc.	21,990
1	Nippon Building Fund, Inc. (Japan)	8,185
1,100	Omega Healthcare Investors, Inc.	21,285
800	Pebblebrook Hotel Trust	15,344
4,700	PennyMac Mortgage Investment Trust	78,114
600	PS Business Parks, Inc.	33,258
800	Ramco-Gershenson Properties Trust	7,864
2,000	Redwood Trust, Inc.	20,360
8,900	Resource Capital Corp.	49,929
5,900	Sabra Healthcare REIT, Inc.	71,331
200	Saul Centers, Inc.	7,084
981	Segro PLC (United Kingdom)	3,177
800	Sovran Self Storage, Inc.	34,136
3,514	Stockland (Australia)	11,465
1,100	Summit Hotel Properties, Inc.	10,384
4,100	Sunstone Hotel Investors, Inc.*	33,415
130	Unibail-Rodamco SE (France)	23,370
600	Urstadt Biddle Properties, Inc. (Class A Stock)	10,848
3,166	Westfield Group (Australia)	25,290
4,335	Westfield Retail Trust (Australia)	11,040
4,100	Winthrop Realty Trust	41,697

		3,187,890

Real Estate Management & Development — 0.1%
100	Aeon Mall Co. Ltd. (Japan)	2,123
3,000	CapitaLand Ltd. (Singapore)	5,112
1,000	CapitaMalls Asia Ltd. (Singapore)	871
2,000	Cheung Kong Holdings Ltd. (Hong Kong)	23,794
1,000	City Developments Ltd. (Singapore)	6,862
100	Daito Trust Construction Co. Ltd. (Japan)	8,575
1,000	Daiwa House Industry Co. Ltd. (Japan)	11,927
2,000	Global Logistic Properties Ltd. (Singapore)*	2,706
1,000	Hang Lung Group Ltd. (Hong Kong)	5,479
3,500	Hang Lung Properties Ltd. (Hong Kong)	9,959
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	9,940
1,000	Hopewell Holdings Ltd. (Hong Kong)	2,557

1,000	Hysan Development Co. Ltd. (Hong Kong)	3,283
2,100	IMMOFINANZ AG (Austria)	6,305
1,100	Jones Lang LaSalle, Inc.(a)	67,386
1,000	Keppel Land Ltd. (Singapore)	1,712
1,000	Kerry Properties Ltd. (Hong Kong)	3,309
738	Lend Lease Group (Australia)	5,404
2,000	Mitsubishi Estate Co. Ltd. (Japan)	29,882
1,000	Mitsui Fudosan Co. Ltd. (Japan)	14,577
5,000	New World Development Ltd. (Hong Kong)	4,030
100	Nomura Real Estate Holdings, Inc. (Japan)	1,489
2	NTT Urban Development Corp. (Japan)	1,364
3,300	Sino Land Co. Ltd. (Hong Kong)	4,699
800	Sumitomo Realty & Development Co. Ltd. (Japan)	14,011
2,000	Sun Hung Kai Properties Ltd. (Hong Kong)	25,069
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	12,071
1,000	Tokyu Land Corp. (Japan)	3,781
500	UOL Group Ltd. (Singapore)	1,542
2,000	Wharf Holdings Ltd. (Hong Kong)	9,039
1,000	Wheelock & Co. Ltd. (Hong Kong)	2,477

		301,335

Road & Rail — 0.9%
1,100	Amerco, Inc.	97,240
1,406	Asciano Ltd. (Australia)	6,471
8,000	Avis Budget Group, Inc.*	85,760
1,000	Celadon Group, Inc.	11,810
2	Central Japan Railway Co. (Japan)	16,890
3,000	ComfortDelGro Corp. Ltd. (Singapore)	3,273
36,900	CSX Corp.	777,114
300	DSV A/S (Denmark)	5,380
500	East Japan Railway Co. (Japan)	31,831
1,000	Keikyu Corp. (Japan)	8,977
500	KEIO Corp. (Japan)	3,527
500	Keisei Electric Railway Co. Ltd. (Japan)	3,677
2,500	Kintetsu Corp. (Japan)	9,777
2,000	MTR Corp. (Hong Kong)	6,476
1,000	Nippon Express Co. Ltd. (Japan)	3,898
10,200	Norfolk Southern Corp.	743,172
700	Odakyu Electric Railway Co. Ltd. (Japan)	6,766
2,100	Old Dominion Freight Line, Inc.*	85,113
2,400	QR National Ltd. (Australia)	8,395
1,000	Tobu Railway Co. Ltd. (Japan)	5,106
1,500	Tokyu Corp. (Japan)	7,386
9,900	Union Pacific Corp.	1,048,806
600	Werner Enterprises, Inc.	14,460
300	West Japan Railway Co. (Japan)	13,038

		3,004,343

Semiconductors & Semiconductor Equipment — 1.0%
200	Advantest Corp. (Japan)	1,905
4,700	Amkor Technology, Inc.*	20,492
4,600	Amtech Systems, Inc.*	39,146
33,200	Applied Materials, Inc.	355,572
1,929	ARM Holdings PLC (United Kingdom)	17,735
300	ASM Pacific Technology Ltd. (Hong Kong)	3,366
599	ASML Holding NV (Netherlands)	25,176
2,200	ATMI, Inc.*	44,066
4,500	Brooks Automation, Inc.	46,215
4,600	Cirrus Logic, Inc.*	72,910
900	Cohu, Inc.	10,215
300	Elpida Memory, Inc. (Japan)*	1,395
11,500	Entegris, Inc.*	100,337
1,630	Infineon Technologies AG (Germany)	12,270
90,000	Intel Corp.	2,182,500
1,400	Kulicke & Soffa Industries, Inc.*	12,950
1,200	Micrel, Inc.	12,132
31,600	PMC - Sierra, Inc.*	174,116
150	Rohm Co. Ltd. (Japan)	6,996
925	STMicroelectronics NV (France)	5,496
200	Sumco Corp. (Japan)	1,479
3,600	Tessera Technologies, Inc.*	60,300
250	Tokyo Electron Ltd. (Japan)	12,716
1,700	Veeco Instruments, Inc.*	35,360

		3,254,845

Software — 2.3%
1,400	ACI Worldwide, Inc.*	40,096
4,300	Activision Blizzard, Inc.	52,976
5,300	BMC Software, Inc.*	173,734
35,700	CA, Inc.	721,675
1,000	Citrix Systems, Inc.*	60,720
85	Dassault Systemes SA (France)	6,813
2,800	Fair Isaac Corp.	100,352
7,200	Intuit, Inc.	378,648
100	Konami Corp. (Japan)	2,995
600	Manhattan Associates, Inc.*	24,288
119,513	Microsoft Corp.	3,102,558
2,400	Monotype Imaging Holdings, Inc.*	37,416
3,500	Netscout Systems, Inc.*	61,600
74	NICE Systems Ltd. (Israel)*	2,517
150	Nintendo Co. Ltd. (Japan)	20,657
1,000	Opnet Technologies, Inc.	36,670
73,900	Oracle Corp.	1,895,535
100	Oracle Corp. (Japan)	3,309
5,400	Parametric Technology Corp.*	98,604
2,300	Progress Software Corp.*	44,505
5,100	Quest Software, Inc.*	94,860
1,863	Sage Group PLC (The) (United Kingdom)	8,512

1,292	SAP AG (Germany)	68,308
2,800	SeaChange International, Inc.*	19,684
3,300	SolarWinds, Inc.*	92,235
100	Square Enix Holdings Co. Ltd. (Japan)	1,963
3,700	SS&C Technologies Holdings, Inc.*	66,822
6,500	Symantec Corp.*	101,725
2,300	TeleNav, Inc.*	17,963
100	Trend Micro, Inc. (Japan)	2,989
2,000	Websense, Inc.*	37,460

		7,378,189

Specialty Retail — 1.2%
10,900	American Eagle Outfitters, Inc.	166,661
200	America’s Car-Mart, Inc.*	7,836
2,500	Ann, Inc.*	61,950
3,700	Ascena Retail Group, Inc.*	109,964
4,500	Bed Bath & Beyond, Inc.*	260,865
1,100	Buckle, Inc. (The)	44,957
1,700	Destination Maternity Corp.	28,424
2,700	DSW, Inc. (Class A Stock)(a)	119,367
4,500	Express, Inc.*	89,730
100	Fast Retailing Co. Ltd. (Japan)	18,189
4,600	Finish Line, Inc. (The) (Class A Stock)	88,711
8,800	Guess?, Inc.	262,416
1,406	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	45,212
18,300	Home Depot, Inc. (The)	769,332
306	Inditex SA (Spain)	25,061
3,268	Kingfisher PLC (United Kingdom)	12,723
1,200	Kirkland’s, Inc.*	15,960
3,400	Limited Brands, Inc.(a)	137,190
50	Nitori Holdings Co. Ltd. (Japan)	4,690
2,400	Penske Automotive Group, Inc.	46,200
1,200	PetSmart, Inc.	61,548
4,200	Pier 1 Imports, Inc.*	58,506
5,600	Ross Stores, Inc.	266,168
500	Select Comfort Corp.*	10,845
1,500	Shoe Carnival, Inc.*	38,550
3,600	Stein Mart, Inc.*	24,516
500	Systemax, Inc.*	8,205
12,900	TJX Cos., Inc.	832,695
30	USS Co. Ltd. (Japan)	2,713
4,100	Williams-Sonoma, Inc.	157,850
130	Yamada Denki Co. Ltd. (Japan)	8,850

		3,785,884

Textiles, Apparel & Luxury Goods — 0.5%
301	Adidas AG (Germany)	19,580
637	Burberry Group PLC (United Kingdom)	11,723
78	Christian Dior SA (France)	9,248

740	Cie Financiere Richemont SA (Switzerland)	37,429
16,800	Coach, Inc.	1,025,472
3,500	Crocs, Inc.*	51,695
164	Luxottica Group SpA (Italy)	4,606
356	LVMH Moet Hennessy Louis Vuitton SA (France)	50,406
2,300	Maidenform Brands, Inc.*	42,090
2,300	Movado Group, Inc.	41,791
200	Oxford Industries, Inc.	9,024
400	Steven Madden Ltd.*	13,800
43	Swatch Group AG (The) (Bearer Shares) (Switzerland)	16,091
70	Swatch Group AG (The) (Registered Shares) (Switzerland)	4,665
2,700	True Religion Apparel, Inc.*	93,366
300	Unifi, Inc.*	2,280
1,800	Warnaco Group, Inc. (The)*	90,072
1,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3,161

		1,526,499

Thrifts & Mortgage Finance
900	Dime Community Bancshares, Inc.	11,340
1,000	First Defiance Financial Corp.	14,590
200	Fox Chase Bancorp, Inc.	2,526
3,700	OceanFirst Financial Corp.	48,359
2,100	Provident Financial Services, Inc.	28,119
300	Provident New York Bancorp	1,992

		106,926

Tobacco — 0.7%
5,300	Altria Group, Inc.	157,145
2,773	British American Tobacco PLC (United Kingdom)	131,583
1,450	Imperial Tobacco Group PLC (United Kingdom)	54,832
6	Japan Tobacco, Inc. (Japan)	28,219
4,100	Lorillard, Inc.	467,400
12,900	Philip Morris International, Inc.	1,012,392
8,400	Reynolds American, Inc.	347,928
304	Swedish Match AB (Sweden)	10,791
200	Universal Corp.	9,192

		2,219,482

Trading Companies & Distributors — 0.1%
1,400	Aircastle Ltd.	17,808
2,000	Applied Industrial Technologies, Inc.	70,340
400	Beacon Roofing Supply, Inc.*	8,092
40	Brenntag AG (Germany)	3,725
440	Bunzl PLC (United Kingdom)	6,040
900	DXP Enterprises, Inc.*	28,980
200	Houston Wire & Cable Co.	2,764
3,600	Interline Brands, Inc.*	56,052
2,200	ITOCHU Corp. (Japan)	22,352
400	Kaman Corp.	10,928

1,000	Lawson Products, Inc.	15,430
2,000	Marubeni Corp. (Japan)	12,187
2,000	Mitsubishi Corp. (Japan)	40,405
2,500	Mitsui & Co. Ltd. (Japan)	38,879
5,181	Noble Group Ltd. (Singapore)	4,514
300	SeaCube Container Leasing Ltd.	4,443
1,900	Sojitz Corp. (Japan)	2,937
1,600	Sumitomo Corp. (Japan)	21,660
2,500	Textainer Group Holdings Ltd.	72,800
300	Toyota Tsusho Corp. (Japan)	5,305
422	Wolseley PLC (United Kingdom)	13,972

		459,613

Transportation Infrastructure
424	Abertis Infraestructuras SA (Spain)	6,772
46	Aeroports de Paris (France)	3,155
457	Atlantia SpA (Italy)	7,317
1,056	Auckland International Airport Ltd. (New Zealand)	2,071
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,705
769	Groupe Eurotunnel SA (France)	5,235
6,000	Hutchison Port Holdings Trust (Singapore)	3,720
80	Koninklijke Vopak NV (Netherlands)	4,227
354	Sydney Airport (Australia)	963
1,843	Transurban Group (Australia)	10,594

		46,759

Water Utilities — 0.1%
700	American States Water Co.	24,430
8,800	American Water Works Co., Inc.	280,368
331	Severn Trent PLC (United Kingdom)	7,690
999	United Utilities Group PLC (United Kingdom)	9,402

		321,890

Wireless Telecommunication Services — 0.2%
90	Cellcom Israel Ltd. (Israel)	1,505
4	KDDI Corp. (Japan)	25,724
26,100	MetroPCS Communications, Inc.*	226,548
110	Millicom International Cellular SA	11,021
41	Mobistar SA (Belgium)	2,149
21	NTT DoCoMo, Inc. (Japan)	38,606
114	Partner Communications Co. Ltd. (Israel)	1,007
600	Shenandoah Telecommunications Co.	6,288
1,200	Softbank Corp. (Japan)	35,344
1,000	StarHub Ltd. (Singapore)	2,243
71,749	Vodafone Group PLC (United Kingdom)	199,340

		549,775

	TOTAL COMMON STOCKS (cost $162,663,743)	184,746,880

EXCHANGE TRADED FUND — 0.2%
12,800	iShares MSCI EAFE Index Fund (cost $681,295)	633,984

PREFERRED STOCKS — 0.1%
Automobiles
81	Bayerische Motoren Werke AG (Germany)	3,832
224	Porsche Automobil Holding SE (Germany)	11,988
206	Volkswagen AG (Germany)	30,861

		46,681

Banking — 0.1%
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(b)	78,180
8,000	JPMorgan Chase Capital XXVI (Capital security, fixed to floating preferred)(b)	207,200

		285,380

Household Products
251	Henkel AG & Co. KGaA (Germany)	14,485

Media
60	ProSiebenSat.1 Media AG (Germany)	1,096

Multi-Utilities
61	RWE AG (Germany)	2,008

	TOTAL PREFERRED STOCKS (cost $331,133)	349,650

Moody’s Ratings†	Principal Amount (000)#	Description
CORPORATE BONDS — 11.1%
Aerospace & Defense
Baa3	$ 95	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	93,865

Airlines — 0.2%
Baa2	31	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(c)	31,797
Baa2	120	Ser. A, 7.250%, 11/10/19	128,323
Baa1	83	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	86,833
Baa2	235	Ser. A, 5.300%, 04/15/19	237,350
Baa3	200	Southwest Airlines Co., Sr. Unsec’d. Notes, 6.500%, 03/01/12	201,605

			685,908

Automotive
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	91,764
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	61,539

			153,303

Banking — 2.7%
A3	300	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	387,861
A2	190	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16	190,931
A2	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	470,850
Ba3	380	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	340,267
Baa1	135	Sr. Unsec’d. Notes, 6.000%, 09/01/17	131,845
Baa1	95	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	87,962
Baa1	80	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	72,867
Baa2	355	Sub. Notes, 5.750%, 08/15/16	329,700
Aa3	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	107,539
Aa3	90	6.400%, 10/02/17	100,551
Aa3	220	7.250%, 02/01/18	257,917

Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,274
Baa3	90	Capital One Capital V Ltd., Gtd. Notes, 10.250%, 08/15/39	93,375
Baa3	185	Capital One Capital VI Ltd., Gtd. Notes, 8.875%, 05/15/40	192,010
A3	150	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	144,303
A3	65	5.375%, 08/09/20(a)	66,838
A3	200	6.125%, 05/15/18	212,871
A3	200	8.125%, 07/15/39	244,866
A3	65	8.500%, 05/22/19(a)	76,510
Baa1	82	Sub. Notes, 5.000%, 09/15/14	81,156
Baa1	400	5.625%, 08/27/12(a)	406,041
Baa1	165	6.125%, 08/25/36	142,727
Baa1	280	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12(a)(c)	280,589
Aa3	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	207,312
A1	15	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	14,715
A1	270	Sr. Unsec’d. Notes, 5.250%, 07/27/21	263,396
A1	140	5.450%, 11/01/12	142,377
A1	5	6.250%, 09/01/17	5,227
A2	10	Sub. Notes, 5.625%, 01/15/17	9,806
A2	385	6.450%, 05/01/36	347,394
A2	52	6.750%, 10/01/37	48,387
Baa2	20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	22,667
Baa1	300	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)(b)	319,407
Aa3	225	Sr. Unsec’d. Notes, 3.150%, 07/05/16	226,053
Aa3	220	4.250%, 10/15/20(a)	221,545
A2	200	JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA, 7.000%, 11/01/39	201,250

A1	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN, 5.800%, 01/13/20	185,129
A2	110	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21	101,710
A2	285	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	263,933
A2	460	Sr. Unsec’d. Notes, Ser. G, MTN, 5.450%, 01/09/17	442,871
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes., 6.346%, 07/29/49(b)	152,346
A3	130	PNC Funding Corp., Gtd. Notes., 2.700%, 09/19/16	132,337
A3	65	6.700%, 06/10/19	79,303
A3	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	234,047
A2	20	Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	19,457
Aaa	400	Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A, 1.625%, 09/14/16(a)	394,735
A2	125	USB Capital XIII Trust Ltd., Gtd. Notes, 6.625%, 12/15/39	126,995

			8,587,249

Brokerage
NR	345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 5.250%, 02/06/12(e)	88,406
NR	100	6.875%, 05/02/18(e)	26,500

			114,906

Cable — 0.1%
Baa1	40	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	48,490
Baa1	110	6.500%, 11/15/35	132,592
Baa1	65	6.950%, 08/15/37(a)	82,700

Baa2	45	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	46,391
Baa2	25	3.550%, 03/15/15	26,022

			336,195

Capital Goods — 0.3%
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	57,515
Baa1	110	Erac USA Finance Co., Gtd. Notes, 144A, 5.800%, 10/15/12(f) (original cost $109,915; purchased date 10/10/07)(c)(f)	113,801
Baa1	296	6.375%, 10/15/17(f) (original cost $295,482; purchased date 10/10/07)(c)(f)	342,044
Baa1	20	7.000%, 10/15/37(f) (original cost $19,827; purchased date 10/10/07)(c)(f)	24,061
A1	30	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	34,135
A2	60	United Technologies Corp., Sr. Unsec’d. Notes, 6.125%, 07/15/38	75,077
Baa2	160	Xylem, Inc., Gtd. Notes, 144A, 4.875%, 10/01/21	169,561

			816,194

Chemicals — 0.2%
Baa3	250	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 7.600%, 05/15/14	282,705
Baa3	82	9.400%, 05/15/39	123,254
Baa1	40	Ecolab, Inc., Sr. Unsec’d. Notes, 5.500%, 12/08/41(a)	44,326
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	79,410
Baa1	35	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	40,535
Baa3	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	118,023

			688,253

Consumer — 0.1%
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	341,009
A3	80	VF Corp., Sr. Unsec’d. Notes, 3.500%, 09/01/21	83,104

			424,113

Electric — 0.9%
Baa2	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	41,073
Baa2	115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	145,257
A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	163,643
A3	65	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	68,394
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38(a)	72,002
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	159,420
A3	210	ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	169,017
Baa1	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	32,324
A3	250	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.250%, 10/01/39	304,623
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	76,738
A3	170	Georgia Power Co., Sr. Unsec’d. Notes, Ser. B, 5.700%, 06/01/17	201,724
A3	30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	31,898

Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	98,096
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	135,896
A2	8	National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN, 7.250%, 03/01/12	8,084
Baa2	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 05/15/18	335,965
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	111,828
A2	90	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.500%, 11/15/19	99,571
A1	110	4.875%, 04/15/14	118,646
Baa1	30	Oncor Electric Delivery Co., Sr. Sec’d. Notes, 7.000%, 09/01/22	38,429
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	64,291
A2	125	Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN, 5.800%, 05/01/37	160,281
Baa1	105	Xcel Energy, Inc., Sr. Unsec’d. Notes, 4.800%, 09/15/41(a)	114,422
Baa1	36	5.613%, 04/01/17	40,832

			2,792,454

Energy–Integrated — 0.1%
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20	77,096
A2	145	5.250%, 11/07/13	155,522

			232,618

Energy–Other — 0.3%
Ba1	150	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	173,870
Ba1	50	6.450%, 09/15/36	57,005
Ba1	25	6.950%, 06/15/19(a)	29,845
B1	150	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	163,500

Baa2	140	Nabors Industries, Inc., Gtd. Notes, 144A, 4.625%, 09/15/21	142,199
Baa3	20	Transocean, Inc. (Cayman Islands), Gtd. Notes, 7.350%, 12/15/41	22,217
Baa2	115	Weatherford International Ltd. Bermuda (Bermuda), Gtd. Notes, 5.125%, 09/15/20	119,505
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	277,820

			985,961

Foods — 0.5%
Baa1	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	364,142
Baa2	177	Beam, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	193,539
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	225,504
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	176,500
A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17(f) (original cost $149,288; purchased date 11/19/07)(c)(f)	176,832
A3	60	JM Smucker Co. (The), Gtd. Notes, 3.500%, 10/15/21	61,383
Baa3	70	Safeway, Inc., Sr. Unsec’d. Notes, 4.750%, 12/01/21	71,705
Ba2	110	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	127,875
Ba1	150	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	164,625

			1,562,105

Healthcare & Pharmaceutical — 0.5%
Baa2	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 09/15/12	206,349

Baa1	240	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	248,804
Baa3	310	Aristotle Holding, Inc., Gtd. Notes, 144A, 2.750%, 11/21/14	313,759
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	148,371
Baa3	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	116,600
Baa1	70	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	77,501
Baa2	250	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 5.625%, 12/15/15	278,311
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	37,587
Baa3	75	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 6.125%, 08/15/19	88,204
A1	35	Wyeth, Gtd. Notes, 5.500%, 02/01/14	38,369

			1,553,855

Healthcare Insurance — 0.4%
Baa1	110	Aetna, Inc., Sr. Unsec’d. Notes, 6.625%, 06/15/36	136,608
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	52,901
Baa2	140	6.150%, 11/15/36	150,177
Baa3	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	591,190
A3	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	70,571
A3	100	6.500%, 06/15/37	127,184
A3	80	6.625%, 11/15/37	102,706

			1,231,337

Insurance — 1.0%
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	80,144

Baa1	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13(a)	129,822
Baa1	100	6.400%, 12/15/20	100,923
Baa1	155	8.250%, 08/15/18	164,068
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20	164,496
A3	210	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)(b)	207,375
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	92,366
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	191,265
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(b)	33,300
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	113,350
Baa2	90	7.000%, 06/15/40	101,748
Baa2	70	8.750%, 07/01/19	85,145
A3	135	MetLife, Inc., Sr. Unsec’d. Notes, 5.700%, 06/15/35	150,680
A3	15	6.375%, 06/15/34	17,731
A3	50	6.750%, 06/01/16(a)	57,602
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	140,464
Aa2	60	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40(a)	72,026
Baa1	150	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	156,726
Baa1	105	6.375%, 04/30/20	114,186
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	199,750
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(b)	111,100
Aa2	240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	308,016
Baa3	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	51,484

Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	116,698
Baa2	90	Sr. Unsub. Notes, 6.150%, 08/15/19	94,776
Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	15,863

			3,071,104

Lodging — 0.3%
Ba1	300	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13	309,750
Ba1	500	6.750%, 05/15/18(a)	565,000

			874,750

Media & Entertainment — 0.3%
Baa2	135	NBC Universal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	142,472
Baa1	100	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	109,311
Baa1	70	6.150%, 02/15/41(a)	80,681
Baa1	125	7.625%, 11/30/28	150,973
Baa2	25	Time Warner, Inc., Gtd. Notes, 6.200%, 03/15/40	29,448
Baa2	30	6.250%, 03/29/41(a)	35,969
Baa2	160	7.250%, 10/15/17	191,716
Baa2	20	7.625%, 04/15/31	25,818
Baa2	100	9.150%, 02/01/23	136,786
Baa1	105	Viacom, Inc., Sr. Unsec’d. Notes, 6.750%, 10/05/37	130,304

			1,033,478

Metals — 0.4%
Baa3	385	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 5.375%, 06/01/13	394,124
Baa3	15	6.125%, 06/01/18(a)	14,814
Ba1	190	Peabody Energy Corp., Gtd. Notes, 144A, 6.000%, 11/15/18	193,800
A-(d)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	72,919
A-(d)	115	5.000%, 06/01/15	124,820
Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	103,769

Baa2	120	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/10/39(a)	137,448
Baa2	150	Xstrata Financial Canada Ltd. (Canada), Gtd. Notes, 144A, 2.850%, 11/10/14	150,766

			1,192,460

Non Captive Finance — 0.5%
Aa2	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(g)	689,177
Aa2	170	6.875%, 01/10/39(a)	203,666
Aa3	100	Sub. Notes, 5.300%, 02/11/21	106,895
B1	400	International Lease Finance Corp., Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13	398,000
Ba1	130	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.000%, 03/25/20(a)	131,300
Ba1	180	8.450%, 06/15/18	185,400

			1,714,438

Packaging
B1	75	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 6.875%, 07/15/33	65,625

Paper — 0.2%
Baa3	40	Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20(f) (original cost $39,765; purchased date 10/27/10)(c)(f)	44,306
Baa3	30	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41(a)	32,568
Baa3	175	7.300%, 11/15/39	212,885
Baa3	85	7.500%, 08/15/21(a)	104,920
Ba2	222	Rock-Tenn Co., Gtd. Notes, 9.250%, 03/15/16	235,320

			629,999

Pipelines & Other — 0.3%
Baa2	90	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.250%, 02/01/37	107,956
Baa3	90	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	88,164

		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.250%, 09/15/17	60,712
Baa3	70	5.450%, 09/15/20	77,536
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 02/01/13	15,709
		Spectra Energy Capital LLC, Gtd. Notes,
Baa2	500	6.200%, 04/15/18	566,962
Baa2	45	6.250%, 02/15/13	47,176

			964,215

Railroads — 0.2%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 08/01/28	172,168
Baa3	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	204,433
		Norfolk Southern Corp., Sr. Unsec’d. Notes,
Baa1	105	5.590%, 05/17/25	121,291
Baa1	4	7.800%, 05/15/27	5,661

			503,553

Real Estate Investment Trusts — 0.4%
Baa3	74	Brandywine Operating Partnership, Gtd. Notes, 5.750%, 04/01/12	74,471
Baa2	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14(a)	99,855
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19	137,037
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	90	5.450%, 06/01/12	91,133
Baa3	135	6.300%, 06/01/13	141,092
Baa2	11	ProLogis LP, Gtd. Notes, 6.875%, 03/15/20	12,214
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	75	2.800%, 01/30/17	76,607
A3	500	6.125%, 05/30/18	574,003

			1,206,412

Retailers — 0.1%
Baa2	110	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	130,980

Ba1	45	Federated Retail Holdings, Inc., Gtd. Notes, 5.350%, 03/15/12	45,309
A3	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	73,733

			250,022

Technology — 0.3%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	60,077
Baa2	70	Fiserv, Inc., Gtd. Notes, 3.125%, 06/15/16	71,274
Baa1	125	Intuit, Inc., Sr. Unsec’d. Notes, 5.400%, 03/15/12	126,056
Baa3	110	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	124,437
Baa2	445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	469,028

			850,872

Telecommunications — 0.5%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	118,895
		AT&T, Inc., Sr. Unsec’d. Notes,
A2	33	5.350%, 09/01/40	37,122
A2	180	5.550%, 08/15/41(a)	211,935
A2	215	6.550%, 02/15/39	273,488
Baa2	50	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30	70,465
		Embarq Corp., Sr. Unsec’d. Notes,
Baa3	75	7.082%, 06/01/16(f) (original cost $84,771; purchased date 05/04/11-05/11/11)(c)(f)	81,296
Baa3	200	7.995%, 06/01/36(f) (original cost $199,986; purchased date 05/12/06)(c)(f)	207,238
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	90	5.250%, 11/15/13	86,453
Baa2	40	7.175%, 06/18/19	37,484
Baa2	140	7.200%, 07/18/36	115,633

A3	40	Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 5.500%, 11/15/19	44,231
Baa2	50	U.S. Cellular Corp., Sr. Unsec’d. Notes, 6.700%, 12/15/33	50,203
Ba3	100	Windstream Corp., Gtd. Notes, 8.125%, 08/01/13	107,000

			1,441,443

Tobacco — 0.3%
		Altria Group, Inc., Gtd. Notes,
Baa1	235	9.700%, 11/10/18	316,172
Baa1	160	10.200%, 02/06/39	248,979
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	59,560
		Reynolds American, Inc., Gtd. Notes,
Baa3	220	6.750%, 06/15/17	250,058
Baa3	35	7.250%, 06/15/37	40,599

			915,368

		TOTAL CORPORATE BONDS (cost $32,784,917)	34,972,055

ASSET BACKED SECURITIES — 1.0%
Non-Residential Mortgage Backed Securities — 0.5%
Aaa	300	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 2.094%, 10/17/21(b)	292,483
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.685%, 02/20/15(b)	297,312
Aaa	250	Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2011-6A, Class A1, 144A, 2.138%, 11/22/22(b)	244,420
Baa2	265	Fuel Trust, Sec’d. Notes, 144A, 4.207%, 04/15/16	267,250
Aaa	104	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.886%, 12/15/16(b)	102,106
Aaa	300	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.679%, 11/01/18(b)	284,874

			1,488,445

Residential Mortgage Backed Securities — 0.5%
B2	83	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.944%, 03/25/33(b)	49,324
Baa1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 1.044%, 03/25/34(b)	366,571
B3	61	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 5.120%, 07/25/35	50,377
Baa1	136	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	107,844
Aa1	64	HFC Home Equity Loan Asset Backed Certificates, Ser. 2005-2, Class M2, 0.775%, 01/20/35(b)	55,032
Baa2	505	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.344%, 12/25/33(b)	399,639
Caa3	144	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.194%, 07/25/32(b)	101,512
B2	130	Ser. 2002-NC4, Class M1, 1.569%, 09/25/32(b)	100,560
B2	32	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34(b)	15,531
Ba3	226	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 1.059%, 02/25/34(b)	165,366
Ca	300	Ser. 2006-FR3, Class A3, 0.544%, 05/25/36(b)	97,305

			1,509,061

		TOTAL ASSET BACKED SECURITIES (cost $3,443,018)	2,997,506

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Caa2	519	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	369,982
B2	99	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 2.875%, 02/25/35(b)	80,698
Caa1	102	Ser. 2005-B, Class 2A1, 2.835%, 03/25/35(b)	79,001
Ba2	334	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 2.760%, 02/25/37(b)	302,844

Ba3	136	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	138,026
B1	217	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.782%, 07/25/35(b)	190,721
AAA(d)	11	Mastr Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	11,728
Baa1	167	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	171,246
Baa1	138	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.480%, 02/25/34(b)	123,250
CCC(d)	71	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A, 5.000%, 03/25/20	63,238

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,794,503)	1,530,734

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.2%
Aaa	22	Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A3, 4.050%, 11/10/38	21,935
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	578,380
Aaa	500	Ser. 2006-4, Class A3A, 5.600%, 07/10/46	508,395
Aaa	96	Ser. 2007-1, Class A2, 5.381%, 01/15/49	95,573
Aaa	600	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3, 5.369%, 10/10/45	632,878
AAA(d)	2,375	Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class X2, I/O, 0.951%, 02/13/46(b)	16,412
Aaa	719	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	766,491
AAA(d)	619	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, I/O, 1.869%, 09/15/30(b)	25,857

Aaa	21	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	21,533
AAA(d)	1,200	Ser. 2005-C5, Class A4, 5.100%, 08/15/38	1,313,656
Aaa	750	Ser. 2005-C6, Class A4, 5.230%, 12/15/40(b)	824,197
AAA(d)	800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.419%, 02/15/39(b)	885,351
Aaa	20	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	19,642
AAA(d)	500	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.816%, 05/15/46(b)	528,928
Aaa	335	DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2, 3.642%, 08/10/44	352,904
AAA(d)	645	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5, 4.697%, 05/10/43	697,885
Aaa	388	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	390,525
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	545,410
Aaa	415	Ser. 2005-CB13, Class ASB, 5.285%, 01/12/43(b)	433,459
Aa2	100	Ser. 2005-LDP2, Class AM, 4.780%, 07/15/42	103,508
Aaa	90	Ser. 2005-LDP2, Class A3, 4.697%, 07/15/42	91,167
Aaa	651	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	696,536
Aaa	18,505	Ser. 2006-LDP6, Class X2, I/O, 0.223%, 04/15/43(b)	22,521
Aaa	187	LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3, 4.647%, 07/15/30	187,811
AAA(d)	141	Ser. 2006-C1, Class A2, 5.084%, 02/15/31	142,702
Aaa	4	Ser. 2006-C3, Class A2, 5.532%, 03/15/32	3,777
Aaa	400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	421,502

Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.878%, 06/12/46(b)	535,761
Aaa	595	Ser. 2007-6, Class A2, 5.331%, 03/12/51	596,319
Aaa	1,500	Ser. 2007-7, Class ASB, 5.742%, 06/12/50(b)	1,544,448
Aaa	500	Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4, 5.417%, 03/12/44(b)	547,603
AAA(d)	700	Ser. 2006-IQ11, Class A4, 5.728%, 10/15/42(b)	772,928
Aaa	200	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	208,380
Aaa	1,000	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	1,047,744
AAA(d)	260	Ser. 2007-T27, Class AAB, 5.638%, 06/11/42(b)	274,966
Aa1	135	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(b)	141,658
Aaa	150	Ser. 2006-C25, Class A4, 5.737%, 05/15/43(b)	166,012
Aaa	283	Ser. 2007-C33, Class A2, 5.854%, 02/15/51(b)	285,130

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (cost $15,566,645)	16,449,884

FOREIGN AGENCIES — 0.6%
Aaa	1,220	Commonwealth Bank of Australia (Australia), Gtd. Notes, 144A, 2.700%, 11/25/14	1,267,548
A1	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20	104,705
A1	120	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 06/17/14	129,447
Aaa	115	Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes, 2.375%, 08/25/21	114,854
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.299%, 05/15/17	459,425

		TOTAL FOREIGN AGENCIES (cost $2,019,896)	2,075,979

MORTGAGE BACKED SECURITIES — 12.1%
		Federal Home Loan Mortgage Corp.,
	500	3.000%, TBA 15 YR(h)	516,094
	1,844	4.000%, 06/01/26 - 11/01/39	1,941,206
	1,333	4.500%, 10/01/39	1,414,200
	2,500	4.500%, TBA 30 YR(h)	2,648,828
	892	5.000%, 07/01/18 - 05/01/34	964,450
	1,500	5.000%, TBA 30 YR(h)	1,611,797
	219	5.227%, 12/01/35(b)	233,817
	1,337	5.500%, 12/01/33 - 10/01/37	1,457,932
	276	6.000%, 01/01/34	307,978
	97	7.000%, 10/01/31 - 05/01/32	111,524
		Federal National Mortgage Association,
	470	3.500%, 06/01/39	484,303
	1,250	3.500%, TBA 15 YR	1,307,031
	1,000	4.000%, TBA 30 YR(h)	1,050,469
	250	4.000%, TBA 30 YR(h)	261,953
	2,218	4.500%, 07/01/19 - 09/01/39	2,364,971
	1,185	5.000%, 10/01/18 - 02/01/36	1,281,953
	1,938	5.500%, 12/01/16 - 07/01/34	2,122,003
	354	5.545%, 07/01/37(b)	377,048
	2,423	6.000%, 09/01/17 - 08/01/38	2,697,156
	2,368	6.500%, 05/01/13 - 10/01/37	2,657,942
	56	7.000%, 06/01/32	64,762
	4	7.500%, 09/01/30	5,269
	9	8.000%, 12/01/23	10,029
	9	8.500%, 02/01/28	10,729
		Government National Mortgage Association,
	500	3.500%, TBA 30 YR(h)	520,391
	2,000	4.000%, TBA 30 YR	2,145,313
	1,000	4.000%, TBA 30 YR(h)	1,069,531
	2,750	4.500%, TBA 30 YR	2,988,476
	1,500	5.000%, TBA 30 YR(h)	1,658,437
	1,878	5.500%, 07/15/33 - 02/15/36	2,126,552
	1,000	6.000%, TBA 30 YR(h)	1,131,875
	407	6.500%, 09/15/23 - 08/15/32	466,252
	87	7.000%, 06/15/24 - 05/15/31	99,945
	9	7.500%, 04/15/29 - 05/15/31	9,418
	84	8.000%, 08/15/22 - 06/15/25	97,361

		TOTAL MOTGAGE BLACKED SECURITIES (cost $36,552,495)	38,216,995

MUNICIPAL BONDS — 0.6%
Aa3	220	Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds, 6.263%, 04/01/49	285,866
A1	160	Chicago O’Hare Int’l. Arpt., Build America Bonds, 6.395%, 01/01/40	195,669

Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Build America Bonds, 6.731%, 07/01/43	191,955
A3	165	New Jersey State Tpk. Auth. Rev.,Tax. Issuer Subs., Ser. F, Build America Bonds, 7.414%, 01/01/40	235,335
Aa1	190	New York City Trans. Fin. Auth.,Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds, 5.767%, 08/01/36	223,524
Aa1	65	Ohio State University Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	74,552
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, Build America Bonds, 4.879%, 12/01/34	50,861
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien., Ser. A, Build America Bonds, 5.834%, 11/15/34	85,648
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, Build America Bonds, 5.511%, 12/01/45	90,946
A1	210	State of California, GO, Build America Bonds, 7.300%, 10/01/39	250,205
		State of California, GO, Tax. Var. Purp., Build America Bonds,
A1	90	7.500%, 04/01/34	107,702
A1	40	7.550%, 04/01/39	48,950
Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, Build America Bonds, 5.028%, 04/01/26	58,207

		TOTAL MUNICIPAL BONDS (cost $1,570,632)	1,899,420

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
		Federal Home Loan Banks,
	135	5.500%, 07/15/36	175,109
		Resolution Funding Corp. Interest Strip,
	330	1.620%, 04/15/18(i)	299,023

		TOTAL U.S GOVERNMENT AGENCY OBLIGATIONS (cost $411,185)	474,132

U.S. GOVERNMENT TREASURY SECURITIES — 5.7%
		U.S. Treasury Bonds,
	555	3.125%, 11/15/41	581,449
	235	3.750%, 08/15/41(a)	276,382
	445	4.375%, 05/15/41	579,821
	1,285	4.750%, 02/15/41	1,770,891

160	6.500%, 11/15/26	242,750
	U.S. Treasury Notes,
860	1.875%, 09/30/17	899,170
530	1.875%, 10/31/17	554,140
140	2.000%, 11/15/21	141,597
865	3.000%, 09/30/16	953,595
1,060	3.250%, 12/31/16	1,183,556
805	4.250%, 11/15/17	950,843
960	4.625%, 11/15/16	1,133,701
305	4.750%, 08/15/17	367,239
	U.S. Treasury Strip Coupon,
3,665	2.480%, 05/15/24(j)	2,703,047
1,880	2.510%, 08/15/24(j)	1,371,539
590	2.520%, 11/15/24(j)	426,447
500	2.550%, 02/15/25(j)	357,731
885	2.740%, 11/15/23(j)	665,618
1,600	3.040%, 05/15/25(j)	1,132,664
790	3.260%, 08/15/26(j)	532,492
	U.S. Treasury Strip Principal,
1,075	0.390%, 11/15/14(i)	1,063,018

	TOTAL U.S. GOVERNMENT TREASURY SECRUITIES (cost $16,127,679)	17,887,690

	TOTAL LONG-TERM INVESTMENTS (cost $273,947,141)	302,234,909

SHORT-TERM INVESTMENTS — 12.4%
U. S. GOVERNMENT TREASURY SECURITY — 0.1%
	U.S. Treasury Bills
420	0.044%, 06/28/12(g)(k) (cost $419,909)	419,876

Shares
AFFILIATED MUTUAL FUNDS — 12.3%
2,246,367	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(l) (cost $21,858,158)	19,902,814
18,898,555	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(l)(m) (cost $18,898,555; includes $9,658,255 of cash collateral received for securities on loan)	18,898,555

	TOTAL AFFILIATED MUTUAL FUNDS (cost $40,756,713)	38,801,369

	TOTAL SHORT-TERM INVESTMENTS (cost $41,176,622)	39,221,245

TOTAL INVESTMENTS — 108.2% (cost $315,123,763)(n)	341,456,154
LIABILITIES IN EXCESS OF OTHER ASSSETS(o) — (8.2%)	(26,028,593)

NET ASSETS — 100.0%	$ 315,427,561

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GO	General Obligation
HFC	Housing Finance Corp.
I/O	Interest Only
LLC	Limited Liability Corp.
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated
REIT	Real Estate Investment Trust
SA	Special Assessment
Strip	Separate trading of registered interest and principal of securities
TBA	To Be Announced

*	Non-income producing security.
†	The ratings reflected are as of December 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,427,618; cash collateral of $9,658,255 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2011.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard and Poor’s Rating
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security, the aggregate original cost of such securities is $749,746. The aggregate value of $812,746 is approximately 0.3% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Principal amount of $9,250,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(i)	Represents a zero coupon bond. Rate shown reflects the effective yield at December 31, 2011.
(j)	The rate shown is the effective yield at December 31, 2011.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.

(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$318,358,490	$39,423,221	$(16,325,557)	$23,097,664

The difference between book basis and tax basis was attributable to deferred losses on wash sales, investments in passive foreign investment companies and trust preferred securities as of the most recent fiscal year end.

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
23	2 Year U.S. Treasury Notes	Mar. 2012	$5,073,872	$5,072,578	$(1,294)
60	5 Year U.S. Treasury Notes	Mar. 2012	7,357,714	7,395,469	37,755
9	EMINI MSCI EAFE	Mar. 2012	623,194	634,230	11,036
56	S & P EMINI	Mar. 2012	3,413,857	3,507,280	93,423

					140,920

	Short Positions:
7	10 Year U.S. Treasury Notes	Mar. 2012	916,273	917,875	(1,602)
31	U.S. Long Bond	Mar. 2012	4,449,046	4,489,188	(40,142)
5	U.S. Ultra Bond	Mar. 2012	789,338	800,938	(11,600)

					(53,344)

					$87,576

Interest rate swap agreements outstanding at December 31, 2011:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Counterparty
$ 785	05/31/16	1.175%	3 month LIBOR(b)	$ 1,595	$—	$1,595	Barclays Bank PLC
785	05/31/16	1.180	3 month LIBOR(b)	1,735	—	1,735	Barclays Bank PLC
245	05/31/16	1.220	3 month LIBOR(b)	946	—	946	Barclays Bank PLC
440	09/14/16	1.206	3 month LIBOR(a)	(2,408)	—	(2,408)	Deutsche Bank AG
750	07/20/21	3.035	3 month LIBOR(b)	79,485	—	79,485	Citibank NA
690	11/23/21	2.148	3 month LIBOR(a)	(9,067)	—	(9,067)	Citibank NA

				$ 72,286	$—	$72,286

LIBOR—London Interbank Offered Rate

(a)	The Series pays the fixed rate and receives the floating rate.
(b)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2011:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$240	$4,450	$—	$4,450	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000	300	9,235	—	9,235	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970	500	14,485	—	14,485	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.130	500	11,508	—	11,508	Merrill Lynch Capital Services, Inc.
Starwood Hotel & Resorts Worldwide, Inc.	06/20/18	1.450	500	12,654	—	12,654	Merrill Lynch Capital Services, Inc.
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050	300	(39,289)	—	(39,289)	Deutsche Bank AG

				$13,043	$—	$13,043

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of December 31, 2011 categorized by risk exposure:

Derivative Fair Value at 12/31/11
Credit contracts	$13,043
Equity contracts	104,459
Interest rate contracts	55,403

Total	$172,905

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$184,746,880	$—	$—
Exchange Traded Fund	633,984	—	—
Preferred Stocks	349,650	—	—
Corporate Bonds	—	34,972,055	—
Asset Backed Securities	—	2,997,506	—
Collateralized Mortgage Obligations	—	1,530,734	—
Commercial Mortgage Backed Securities	—	16,449,884	—
Foreign Agencies	—	2,075,979	—
Mortgage Backed Securities	—	38,216,995	—
Municipal Bonds	—	1,899,420	—
U.S. Government Agency Obligations	—	474,132	—
U.S. Government Treasury Securities	—	18,307,566	—
Affiliated Mutual Funds	38,801,369	—	—
Other Financial Instruments*
Futures	87,576	—	—
Interest Rate Swaps	—	72,286	—
Credit Default Swaps	—	13,043	—

Total	$224,619,459	$117,009,600	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadvisor to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. When a Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Certain Funds invest in the Prudential Core Short-Term Bond Fund and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a series of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2012

*	Print the name and title of each signing officer under his or her signature.